UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08510

Matthews International Funds
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550 San Francisco, CA		94111
(Address of principal executive offices)		(Zip code)

William J. Hackett, President Four Embarcadero Center, Suite 550 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		415-788-7553

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews Asia Strategic Income Fund	September 30, 2014
Schedule of Investments(a) (unaudited)

	Face Amount*		Value
NON-CONVERTIBLE CORPORATE BONDS: 57.0%
INDIA: 17.8%
Housing Development Finance Corp. 9.580%, 08/29/15	INR	150,000,000	$2,431,209
ICICI Bank, Ltd. 6.375%(b), 04/30/22		2,000,000	2,086,000
Bank of Baroda 6.625%(b), 05/25/22		2,000,000	2,080,944
Power Grid Corp. of India, Ltd. 9.250%, 12/26/15	INR	100,000,000	1,604,838
TML Holdings Pte, Ltd. 4.250%, 05/16/18	SGD	2,000,000	1,560,956
Axis Bank, Ltd. 7.250%(b), 08/12/21		1,000,000	1,047,979
Housing Development Finance Corp. 9.350%, 03/04/16	INR	50,000,000	808,962
Total India			11,620,888

CHINA/HONG KONG: 14.2%
Shimao Property Holdings, Ltd. 6.625%, 01/14/20		2,000,000	1,990,000
Value Success International, Ltd. 4.750%, 11/04/18	CNY	12,000,000	1,987,843
MCE Finance, Ltd. 5.000%, 02/15/21		2,000,000	1,920,000
FPT Finance, Ltd. 6.375%, 09/28/20		1,050,000	1,144,500
Longfor Properties Co., Ltd. 6.875%, 10/18/19		1,000,000	1,012,500
Wheelock Finance, Ltd. 4.500%, 09/02/21	SGD	750,000	612,512
Wynn Macau, Ltd. 5.250%, 10/15/21		600,000	579,000
Total China/Hong Kong			9,246,355

INDONESIA: 9.0%
PT Bank Rakyat Indonesia Persero 2.950%, 03/28/18		2,000,000	1,960,000
Alam Synergy Pte, Ltd. 6.950%, 03/27/20(c)		1,500,000	1,462,500
Theta Capital Pte, Ltd. 7.000%, 05/16/19		1,000,000	1,051,342
TBG Global Pte, Ltd. 4.625%, 04/03/18(c)		1,000,000	992,500
PT Astra Sedaya Finance 8.600%, 02/21/17	IDR	5,000,000,000	396,153
Total Indonesia			5,862,495

AUSTRALIA: 5.6%
Macquarie Bank, Ltd. 6.625%, 04/07/21		1,100,000	1,253,659
Lend Lease Finance, Ltd. 4.625%, 07/24/17	SGD	1,250,000	1,021,386
AusNet Services Holdings Pty, Ltd. 5.750%, 06/28/22	AUD	1,000,000	917,924
Crown Group Finance, Ltd. 5.750%, 07/18/17	AUD	500,000	456,567
Total Australia			3,649,536

SRI LANKA: 4.3%
DFCC Bank 9.625%, 10/31/18		2,050,000	2,255,000
National Savings Bank 8.875%, 09/18/18		500,000	569,375
Total Sri Lanka			2,824,375

SINGAPORE: 4.0%
Global Logistic Properties, Ltd. 3.375%, 05/11/16	CNY	12,500,000	2,026,800
Olam International, Ltd. 6.000%, 10/25/22	SGD	750,000	601,110
Total Singapore			2,627,910

PHILIPPINES: 1.7%
Alliance Global Group, Inc.
6.500%, 08/18/17		1,050,000	1,134,000
Total Philippines			1,134,000

JAPAN: 0.4%
ORIX Corp. 4.000%, 11/29/14	CNY	1,500,000	244,136
Total Japan			244,136

TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $37,546,955)			37,209,695

FOREIGN GOVERNMENT OBLIGATIONS: 24.0%
SRI LANKA: 6.3%
Sri Lanka Government Bond 8.500%, 06/01/18	LKR	200,000,000	1,626,772
Sri Lanka Government Bond 8.500%, 04/01/18	LKR	110,000,000	890,839
Sri Lanka Government Bond 8.500%, 07/15/18	LKR	100,000,000	807,892
Sri Lanka Government Bond 8.000%, 11/15/18	LKR	100,000,000	803,964
Total Sri Lanka			4,129,467

SOUTH KOREA: 5.8%
Korea Treasury Bond 3.500%, 03/10/24	KRW	1,000,000,000	997,124
Korea Treasury Bond 3.500%, 09/10/16	KRW	1,000,000,000	969,550
Korea Treasury Bond 2.750%, 09/10/17	KRW	800,000,000	766,993
Korea Treasury Bond 3.250%, 12/10/14	KRW	500,000,000	474,728
Korea Treasury Bond 4.000%, 09/10/15	KRW	300,000,000	288,963
Korea Treasury Bond 3.250%, 06/10/15	KRW	300,000,000	286,298
Total South Korea			3,783,656

INDONESIA: 5.6%
Indonesia Treasury Bond 7.875%, 04/15/19	IDR	20,000,000,000	1,616,742
Indonesia Treasury Bond 6.125%, 05/15/28	IDR	16,000,000,000	1,034,058
Indonesia Treasury Bond 9.000%, 03/15/29	IDR	12,000,000,000	1,000,909
Total Indonesia			3,651,709

	Face Amount*		Value
FOREIGN GOVERNMENT OBLIGATIONS: (continued)
MALAYSIA: 5.1%
Malaysian Government Bond 3.492%, 03/31/20	MYR	5,000,000	$1,504,263
Malaysia Investment Issue 3.716%, 03/23/21	MYR	4,000,000	1,200,567
Malaysian Government Bond 3.580%, 09/28/18	MYR	1,000,000	304,746
Malaysia Investment Issue 3.309%, 08/30/17	MYR	1,000,000	301,843
Total Malaysia			3,311,419

INDIA: 1.2%
International Finance Corp. 7.750%, 12/03/16	INR	50,000,000	827,324
Total India			827,324

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $15,451,842)			15,703,575

CONVERTIBLE CORPORATE BONDS: 9.3%
CHINA/HONG KONG: 9.3%
Home Inns & Hotels Management, Inc., Cnv. 2.000%, 12/15/15		2,800,000	2,721,250
Sina Corp., Cnv. 1.000%, 12/01/18 (b)		2,500,000	2,301,562
Ctrip.com International, Ltd., Cnv. 1.250%, 10/15/18		1,000,000	1,040,625
Total China/Hong Kong			6,063,437

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,934,224)			6,063,437

	Shares
COMMON EQUITIES: 5.5%
CHINA/HONG KONG: 1.5%
HSBC Holdings PLC	40,000		407,151
Prosperity REIT	1,000,000		310,480
China Mobile, Ltd.	25,000		292,563
Total China/Hong Kong			1,010,194

SINGAPORE: 1.2%
StarHub, Ltd.	140,000		452,144
Ascendas REIT	170,000		299,835
Total Singapore			751,979

THAILAND: 0.8%
Advanced Info Service Public Co., Ltd.	80,000		555,127
Total Thailand			555,127

PHILIPPINES: 0.7%
Alliance Global Group, Inc.	780,000		451,897
Total Philippines			451,897

MALAYSIA: 0.7%
Axiata Group BHD	200,000		426,764
Total Malaysia			426,764

NEW ZEALAND: 0.6%
SKY Network Television, Ltd.	86,000		422,957
Total New Zealand			422,957

TOTAL COMMON EQUITIES (Cost $3,512,123)			3,618,918

PREFERRED EQUITIES: 2.6%
SOUTH KOREA: 2.6%
Samsung Electronics Co., Ltd., Pfd.	8,000		894,575
Hyundai Motor Co., Ltd., Pfd.	900		765,885
Total South Korea			1,660,460

TOTAL PREFERRED EQUITIES (Cost $2,185,658)			1,660,460

TOTAL INVESTMENTS: 98.4% (Cost $64,630,802(d))			64,256,085

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.6%			1,067,633

NET ASSETS: 100.0%			$65,323,718

(a)	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
(b)	Variable rate security. The rate represents the rate in effect at September 30, 2014.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.

(d)	Cost for federal income tax purposes is $64,630,802 and net unrealized depreciation consists of:

	Gross unrealized appreciation	$1,429,793
	Gross unrealized depreciation	(1,804,510)
	Net unrealized depreciation	$(374,717)

*	All values are in USD unless otherwise noted.
AUD	Australian Dollar
BHD	Berhad
Cnv.	Convertible
CNY	Chinese Renminbi (Yuan)
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
LKR	Sri Lankan Rupee
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	U.S. Dollar

See accompanying notes to schedules of investments.

FINANCIAL FUTURES CONTRACTS SOLD SHORT AS OF SEPTEMBER 30, 2014 WERE AS FOLLOWS:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
30	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December, 2014	3,739,218	$(22,031)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
LONG	NZD	1,144,518	USD	1,000,000	Deutsche Banc Alex Brown, Inc.	10/17/14	$(108,136)

Matthews Asian Growth and Income Fund	September 30, 2014
Schedule of Investments(a) (unaudited)

		Shares	Value
COMMON EQUITIES: 83.9%
CHINA/HONG KONG: 25.0%
AIA Group, Ltd.		29,573,600	$152,621,790
Jardine Matheson Holdings, Ltd.		2,402,000	143,159,200
Television Broadcasts, Ltd.		17,876,700	106,709,730
China Mobile, Ltd. ADR		1,555,700	91,397,375
HSBC Holdings PLC ADR		1,679,433	85,449,551
CLP Holdings, Ltd.		10,253,700	82,364,456
VTech Holdings, Ltd.		6,218,000	76,635,952
CITIC Telecom International Holdings, Ltd.†		191,298,250	71,682,527
Hang Lung Properties, Ltd.		24,970,920	70,977,219
China Oilfield Services, Ltd. H Shares		26,188,000	68,997,421
Yum! Brands, Inc.		946,700	68,143,466
Vitasoy International Holdings, Ltd.		51,771,000	65,950,247
Cafe’ de Coral Holdings, Ltd.		18,352,000	62,122,895
Total China/Hong Kong			1,146,211,829

SINGAPORE: 13.7%
Singapore Technologies Engineering, Ltd.		48,017,125	137,385,362
United Overseas Bank, Ltd.		6,487,000	113,905,150
Keppel Corp., Ltd.		12,825,900	105,567,100
Ascendas REIT		53,925,000	95,109,548
SIA Engineering Co., Ltd.		21,019,000	75,956,408
Singapore Post, Ltd.		38,209,000	53,762,762
ARA Asset Management, Ltd.		31,219,210	42,826,384
Total Singapore			624,512,714

MALAYSIA: 8.3%
AMMB Holdings BHD		49,147,900	102,925,186
Genting Malaysia BHD		75,188,700	95,805,141
British American Tobacco Malaysia BHD		3,368,900	72,399,771
Axiata Group BHD		31,516,923	67,251,474
Telekom Malaysia BHD		20,245,551	40,731,790
Total Malaysia			379,113,362

SOUTH KOREA: 6.6%
KT&G Corp.		1,104,197	98,883,313
GS Home Shopping, Inc.		298,935	72,095,672
KEPCO Plant Service & Engineering Co., Ltd.		879,035	69,639,731
Samsung Electronics Co., Ltd.		54,642	61,308,816
Total South Korea			301,927,532

THAILAND: 5.5%
PTT Public Co., Ltd.		6,898,800	76,594,233
Advanced Info Service Public Co., Ltd.		9,595,700	66,585,428
Glow Energy Public Co., Ltd.		21,887,400	64,295,292
BEC World Public Co., Ltd.		30,807,800	44,655,871
Total Thailand			252,130,824

JAPAN: 5.0%
Lawson, Inc.		1,536,200	107,432,450
Japan Tobacco, Inc.		3,264,600	106,175,776
Hisamitsu Pharmaceutical Co., Inc.		404,100	14,517,019
Total Japan			228,125,245

AUSTRALIA: 4.7%
Woolworths, Ltd.		2,620,734	78,566,455
Orica, Ltd.		4,227,825	69,961,524
CSL, Ltd.		1,044,381	67,821,548
Total Australia			216,349,527

TAIWAN: 4.1%
Taiwan Semiconductor Manufacturing Co., Ltd.		20,673,187	81,552,374
Taiwan Semiconductor Manufacturing Co., Ltd. ADR		3,295,924	66,511,746
Chunghwa Telecom Co., Ltd. ADR		1,277,525	38,287,424
Total Taiwan			186,351,544

INDONESIA: 3.4%
PT Telekomunikasi Indonesia Persero ADR		1,638,000	78,787,800
PT Perusahaan Gas Negara Persero		159,343,000	78,461,879
Total Indonesia			157,249,679

NEW ZEALAND: 3.0%
SKY Network Television, Ltd.		15,123,711	74,380,038
SKYCITY Entertainment Group, Ltd.		21,703,820	61,842,426
Total New Zealand			136,222,464

PHILIPPINES: 1.6%
Globe Telecom, Inc.		2,065,510	74,699,409
Total Philippines			74,699,409

UNITED KINGDOM: 1.6%
BHP Billiton PLC		2,588,378	71,963,511
Total United Kingdom			71,963,511

VIETNAM: 1.4%
Vietnam Dairy Products JSC		13,033,926	64,471,192
Total Vietnam			64,471,192

TOTAL COMMON EQUITIES (Cost $3,140,377,749)			3,839,328,832

PREFERRED EQUITIES: 3.8%
SOUTH KOREA: 3.8%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.		328,615	67,887,297
Hyundai Motor Co., Ltd., Pfd.		355,983	39,806,675
Hyundai Motor Co., Ltd., 2nd Pfd.		318,246	36,190,021
LG Household & Health Care, Ltd., Pfd.		121,855	31,640,152
Total South Korea			175,524,145

TOTAL PREFERRED EQUITIES (Cost $64,035,502)			175,524,145

		Face Amount*
CONVERTIBLE CORPORATE BONDS: 9.2%
CHINA/HONG KONG: 5.1%
Hong Kong Exchanges and Clearing, Ltd., Cnv. 0.500%, 10/23/17		96,000,000	111,960,000
Johnson Electric Holdings, Ltd., Cnv. 1.000%, 04/02/21		49,750,000	53,406,625
Hengan International Group Co., Ltd., Cnv. 0.000%, 06/27/18	HKD	339,000,000	44,204,009

	Face Amount*		Value
CONVERTIBLE CORPORATE BONDS: (continued)
PB Issuer No. 2, Ltd., Cnv. 1.750%, 04/12/16	21,820,000		$21,329,050
Total China/Hong Kong			230,899,684

INDIA: 2.2%
Tata Power Co., Ltd., Cnv. 1.750%, 11/21/14	56,200,000		60,977,000
Larsen & Toubro, Ltd., Cnv. 3.500%, 10/22/14	41,200,000		41,200,000
Total India			102,177,000

SINGAPORE: 1.9%
CapitaLand, Ltd., Cnv. 1.950%, 10/17/23	SGD	110,250,000	88,151,603
Total Singapore			88,151,603

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $418,163,580)			421,228,287

TOTAL INVESTMENTS: 96.9% (Cost $3,622,576,831(b))			4,436,081,264

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.1%			141,413,956

NET ASSETS: 100.0%			$4,577,495,220

(a)	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
(b)	Cost for federal income tax purposes is $3,623,467,922 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$901,802,153
	Gross unrealized depreciation	(89,188,811)
	Net unrealized appreciation	$812,613,342

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
*	All values are in USD unless otherwise noted.
ADR	American Depositary Receipt
BHD	Berhad
Cnv.	Convertible
HKD	Hong Kong Dollar
JSC	Joint Stock Co.
Pfd.	Preferred
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	U.S. Dollar

See accompanying notes to schedules of investments.

Matthews Asia Dividend Fund	September 30, 2014
Consolidated Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 94.6%
CHINA/HONG KONG: 24.8%
Shenzhou International Group Holdings, Ltd.	37,491,000	$120,536,473
Minth Group, Ltd.†	61,267,000	118,319,570
Television Broadcasts, Ltd.	18,932,500	113,012,019
Yum! Brands, Inc.	1,539,800	110,834,804
Guangdong Investment, Ltd.	87,330,000	102,088,054
China Mobile, Ltd. ADR	1,454,200	85,434,250
HSBC Holdings PLC ADR	1,519,991	77,337,142
The Link REIT	13,070,500	75,425,095
Greatview Aseptic Packaging Co., Ltd.†	107,945,000	70,898,923
Far East Horizon, Ltd.	78,331,000	70,110,878
Haitian International Holdings, Ltd.	30,270,000	68,657,039
Yuexiu Transport Infrastructure, Ltd.†	110,490,000	67,874,756
Cafe’ de Coral Holdings, Ltd.	17,614,000	59,624,710
Springland International Holdings, Ltd.†	139,171,000	52,663,664
Jiangsu Expressway Co., Ltd. H Shares	41,640,000	43,963,289
Xingda International Holdings, Ltd. H Shares†	87,141,000	29,964,065
Hangzhou Hikvision Digital Technology Co., Ltd. Class A.(b)	7,699,923	24,105,954
Total China/Hong Kong		1,290,850,685

JAPAN: 24.3%
Japan Tobacco, Inc.	6,270,700	203,944,262
ITOCHU Corp.	15,732,200	192,214,707
Suntory Beverage & Food, Ltd.	4,148,300	147,133,686
Hoya Corp.	4,116,600	138,277,223
Pigeon Corp.†	2,377,800	134,635,405
Toyo Suisan Kaisha, Ltd.	2,615,000	86,789,150
NTT DoCoMo, Inc.	4,857,000	81,064,404
ORIX Corp.	5,808,200	80,125,886
Bridgestone Corp.	2,356,000	77,806,538
Lawson, Inc.	815,100	57,003,118
Anritsu Corp.	6,060,300	46,250,021
Miraca Holdings, Inc.	475,600	19,665,794
Total Japan		1,264,910,194

SINGAPORE: 8.6%
United Overseas Bank, Ltd.	5,669,000	99,541,899
Singapore Technologies Engineering, Ltd.	30,906,000	88,427,452
Ascendas REIT	42,912,000	75,685,506
CapitaRetail China Trust, REIT†	52,179,400	64,217,024
Super Group, Ltd.	46,679,000	46,653,386
ARA Asset Management, Ltd.	29,964,660	41,105,397
Ascendas India Trust†	55,065,000	33,452,516
Total Singapore		449,083,180

INDONESIA: 7.9%
PT Perusahaan Gas Negara Persero	179,997,000	88,632,089
PT Indofood Sukses Makmur	150,159,000	86,262,864
PT United Tractors	50,193,000	81,972,975
PT Telekomunikasi Indonesia Persero	254,438,500	60,868,956
PT Telekomunikasi Indonesia Persero ADR	1,140,834	54,874,115
PT Bank Rakyat Indonesia Persero	41,611,746	35,601,350
Total Indonesia		408,212,349

INDIA: 5.9%
Tata Motors, Ltd. - A - DVR	25,359,606	141,703,368
ITC, Ltd.	12,950,000	77,624,514
Titan Co., Ltd.	7,088,678	46,823,611
Bharti Infratel, Ltd.	8,846,586	42,220,389
Total India		308,371,882

TAIWAN: 5.1%
Chunghwa Telecom Co., Ltd. ADR	3,653,301	109,489,431
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,005,040	80,821,707
St. Shine Optical Co., Ltd.†	2,674,000	57,137,691
Taiwan Semiconductor Manufacturing Co., Ltd.	4,646,469	18,329,568
Total Taiwan		265,778,397

AUSTRALIA: 4.6%
Primary Health Care, Ltd.	24,122,972	92,298,088
Ansell, Ltd.	5,072,085	86,374,707
Breville Group, Ltd.†	9,852,321	60,469,590
Total Australia		239,142,385

SOUTH KOREA: 4.0%
KT&G Corp.	1,657,000	148,388,060
GS Retail Co., Ltd.	1,288,580	31,810,006
BGF Retail Co., Ltd.(c)	470,516	28,313,448
Total South Korea		208,511,514

THAILAND: 4.0%
Thai Beverage Public Co., Ltd.	205,530,000	123,250,333
Total Access Communications Public Co., Ltd. NVDR	25,421,000	82,319,352
Total Thailand		205,569,685

MALAYSIA: 1.7%
AMMB Holdings BHD	42,427,400	88,851,162
Total Malaysia		88,851,162

LUXEMBOURG: 1.6%
L’Occitane International SA	36,075,000	82,619,585
Total Luxembourg		82,619,585

VIETNAM: 1.1%
Vietnam Dairy Products JSC	11,158,882	55,196,448
Total Vietnam		55,196,448

PHILIPPINES: 1.0%
Globe Telecom, Inc.	1,503,820	54,385,825
Total Philippines		54,385,825

TOTAL COMMON EQUITIES (Cost $4,057,990,316)		4,921,483,291

PREFERRED EQUITIES: 2.7%
SOUTH KOREA: 2.7%
LG Chem, Ltd., Pfd.	881,161	136,944,235
Total South Korea		136,944,235

TOTAL PREFERRED EQUITIES (Cost $77,316,611)		136,944,235

Value
TOTAL INVESTMENTS: 97.3%
(Cost $4,135,306,927(d))	$5,058,427,526

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.7%	142,793,204

NET ASSETS: 100.0%	$5,201,220,730

(a)	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
(b)	Security held by Matthews ADF-U Series.
(c)	Non-income producing security.
(d)	Cost for federal income tax purposes is $4,135,881,081 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$1,093,194,950
	Gross unrealized depreciation	(170,648,505)
	Net unrealized appreciation	$922,546,445

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt
BHD	Berhad
DVR	Differential Voting Right
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt
Pfd.	Preferred
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews China Dividend Fund	September 30, 2014
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 94.1%
CONSUMER DISCRETIONARY: 25.8%
Hotels, Restaurants & Leisure: 9.2%
Shanghai Jinjiang International Hotels Development Co., Ltd. B Shares	2,825,490	$5,190,425
Yum! Brands, Inc.	58,800	4,232,424
Cafe’ de Coral Holdings, Ltd.	1,216,000	4,116,251
		13,539,100
Auto Components: 3.6%
Minth Group, Ltd.	2,756,000	5,322,420

Textiles, Apparel & Luxury Goods: 3.2%
Shenzhou International Group Holdings, Ltd.	1,431,000	4,600,776

Diversified Consumer Services: 2.7%
New Oriental Education & Technology Group, Inc. ADR(b)	172,200	3,995,040

Multiline Retail: 2.7%
Springland International Holdings, Ltd.	10,466,000	3,960,437

Media: 2.6%
Television Broadcasts, Ltd.	646,600	3,859,689

Household Durables: 1.8%
Airmate Cayman International Co., Ltd.	1,682,000	2,582,206
Total Consumer Discretionary		37,859,668

INDUSTRIALS: 22.7%
Machinery: 5.5%
Haitian International Holdings, Ltd.	2,042,000	4,631,572
Shanghai Mechanical and Electrical Industry Co., Ltd. B Shares	1,583,560	3,477,498
		8,109,070
Electrical Equipment: 5.3%
Boer Power Holdings, Ltd.	3,369,000	4,587,157
Voltronic Power Technology Corp.	395,850	3,110,115
		7,697,272
Professional Services: 3.4%
Sporton International, Inc.	971,070	4,963,967

Road & Rail: 3.1%
Guangshen Railway Co., Ltd. H Shares	9,432,000	3,718,515
Guangshen Railway Co., Ltd. ADR	44,300	870,938
		4,589,453
Air Freight & Logistics: 3.0%
Shenzhen Chiwan Petroleum B Shares(b),(c)	1,861,968	4,464,637

Transportation Infrastructure: 2.4%
Yuexiu Transport Infrastructure, Ltd.	4,874,000	2,994,131
Jiangsu Expressway Co., Ltd. H Shares	528,000	557,460
		3,551,591
Total Industrials		33,375,990

FINANCIALS: 12.7%
Real Estate Investment Trusts (REITS): 6.1%
The Link REIT	798,000	4,604,967
CapitaRetail China Trust, REIT	3,548,800	4,367,497
		8,972,464
Diversified Financial Services: 3.5%
Far East Horizon, Ltd.	5,652,000	5,058,874

Banks: 2.9%
HSBC Holdings PLC ADR	83,500	4,248,480

Capital Markets: 0.2%
China Everbright, Ltd.	188,000	351,594
Total Financials		18,631,412

HEALTH CARE: 6.4%
Health Care Equipment & Supplies: 4.1%
Pacific Hospital Supply Co., Ltd.	1,467,000	3,303,457
St. Shine Optical Co., Ltd.	123,811	2,645,578
		5,949,035
Pharmaceuticals: 2.3%
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. S Shares	3,571,000	3,392,450
Total Health Care		9,341,485

CONSUMER STAPLES: 5.8%
Beverages: 3.3%
Yantai Changyu Pioneer Wine Co., Ltd. B Shares	1,499,027	4,844,277

Food Products: 2.5%
Vitasoy International Holdings, Ltd.	2,850,000	3,630,569
Total Consumer Staples		8,474,846

TELECOMMUNICATION SERVICES: 5.1%
Wireless Telecommunication Services: 2.6%
China Mobile, Ltd. ADR	64,730	3,802,888

Diversified Telecommunication Services: 2.5%
Chunghwa Telecom Co., Ltd. ADR	121,504	3,641,475
Total Telecommunication Services		7,444,363

INFORMATION TECHNOLOGY: 4.8%
Internet Software & Services: 2.2%
Pacific Online, Ltd.	5,890,000	3,162,537

Software: 1.5%
Shanghai Baosight Software Co., Ltd. B Shares(c)	986,190	2,225,651

Semiconductors & Semiconductor Equipment: 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	424,000	1,672,611
Total Information Technology		7,060,799

ENERGY: 3.9%
Oil, Gas & Consumable Fuels: 3.9%
PetroChina Co., Ltd. H Shares	2,922,000	3,744,992
China Shenhua Energy Co., Ltd. H Shares	696,500	1,938,779
Total Energy		5,683,771

UTILITIES: 3.7%
Water Utilities: 3.7%
Guangdong Investment, Ltd.	4,632,000	5,414,770
Total Utilities		5,414,770

	Shares	Value
MATERIALS: 3.2%
Containers & Packaging: 3.2%
Greatview Aseptic Packaging Co., Ltd.	7,188,000	$4,721,121
Total Materials		4,721,121

TOTAL INVESTMENTS: 94.1%
(Cost $125,389,100(d))		138,008,225

CASH AND OTHER ASSETS, LESS LIABILITIES: 5.9%		8,657,278

NET ASSETS: 100.0%		$146,665,503

(a)                                                         Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).

(b)                                                         Non-income producing security.

(c)                                                          Illiquid security.

(d)                                                         Cost for federal income tax purposes is $125,400,481 and net unrealized appreciation consists of:

Gross unrealized appreciation	$22,701,997
Gross unrealized depreciation	(10,094,253)
Net unrealized appreciation	$12,607,744

ADR                                             American Depositary Receipt

REIT                                          Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Asia Focus Fund	September 30, 2014
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 94.0%
CHINA/HONG KONG: 32.7%
Jardine Matheson Holdings, Ltd.	16,000	$953,600
AIA Group, Ltd.	175,800	907,259
Samsonite International SA	183,300	590,160
Yum! Brands, Inc.	7,950	572,241
VTech Holdings, Ltd.	40,200	495,459
Baidu, Inc. ADR(b)	1,937	422,711
HSBC Holdings PLC	40,400	411,222
Hang Lung Group, Ltd.	70,000	346,828
Total China/Hong Kong		4,699,480

MALAYSIA: 11.5%
Genting Malaysia BHD	365,800	466,101
Axiata Group BHD	195,900	418,016
AMMB Holdings BHD	199,600	418,001
Guinness Anchor BHD	89,700	350,542
Total Malaysia		1,652,660

SINGAPORE: 10.0%
Singapore Telecommunications, Ltd.	197,000	586,815
Singapore Technologies Engineering, Ltd.	149,000	426,315
United Overseas Bank, Ltd.	24,000	421,416
Total Singapore		1,434,546

AUSTRALIA: 8.3%
Ansell, Ltd.	26,329	448,368
Insurance Australia Group, Ltd.	81,026	434,166
Orica, Ltd.	18,592	307,658
Total Australia		1,190,192

THAILAND: 6.0%
Kasikornbank Public Co., Ltd.	61,200	443,547
Thai Union Frozen Products Public Co., Ltd.	182,900	417,412
Total Thailand		860,959

INDONESIA: 5.7%
PT Bank Rakyat Indonesia Persero	506,600	433,427
PT Indofood Sukses Makmur	668,100	383,808
Total Indonesia		817,235

SOUTH KOREA: 4.0%
Samsung Electronics Co., Ltd.	516	578,957
Total South Korea		578,957

UNITED STATES: 3.6%
Mead Johnson Nutrition Co.	5,368	516,509
Total United States		516,509

SWITZERLAND: 3.5%
Cie Financiere Richemont SA	6,062	497,494
Total Switzerland		497,494

TAIWAN: 3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	124,000	489,160
Total Taiwan		489,160

INDIA: 2.9%
Tata Motors, Ltd.	52,232	424,681
Total India		424,681

UNITED KINGDOM: 2.4%
BHP Billiton PLC	12,381	344,223
Total United Kingdom		344,223

TOTAL INVESTMENTS: 94.0%
(Cost $13,378,368(c))		13,506,096

CASH AND OTHER ASSETS, LESS LIABILITIES: 6.0%		860,539

NET ASSETS: 100.0%		$14,366,635

(a)                                                         Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

(b)                                                         Non-income producing security.

(c)                                                          Cost for federal income tax purposes is $13,459,366 and net unrealized appreciation consists of:

Gross unrealized appreciation	$597,369
Gross unrealized depreciation	(550,639)
Net unrealized appreciation	$46,730

ADR                                             American Depositary Receipt

BHD                                            Berhad

See accompanying notes to schedules of investments.

Matthews Asia Growth Fund	September 30, 2014
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 99.1%
JAPAN: 43.3%
Toyota Motor Corp.	663,300	$39,087,375
ORIX Corp.	2,305,600	31,806,454
Sysmex Corp.	568,600	22,863,241
SoftBank Corp.	262,600	18,410,134
Mitsubishi UFJ Financial Group, Inc.	3,172,500	17,940,137
Daikin Industries, Ltd.	274,000	16,983,378
FANUC Corp.	90,300	16,310,399
Honda Motor Co., Ltd.	462,400	16,021,154
Seven & I Holdings Co., Ltd.	393,400	15,258,934
Kakaku.com, Inc.	1,058,400	15,035,215
Suntory Beverage & Food, Ltd.	418,200	14,832,897
Nidec Corp.	218,800	14,802,790
Yokogawa Electric Corp.	1,092,500	14,364,121
Glory, Ltd.	480,100	13,548,297
Nitto Denko Corp.	231,200	12,679,900
Tokio Marine Holdings, Inc.	386,400	11,987,472
Komatsu, Ltd.	501,400	11,596,089
Rinnai Corp.	132,100	10,972,701
Unicharm Corp.	457,800	10,437,464
Pigeon Corp.	167,800	9,501,144
Calbee, Inc.	263,500	8,625,165
Bit-isle, Inc.	1,115,700	6,113,843
Sumitomo Mitsui Financial Group, Inc.	147,900	6,029,277
Benefit One, Inc.	623,600	5,828,037
COOKPAD, Inc.	148,900	4,785,708
M3, Inc.	275,700	4,424,272
Total Japan		370,245,598

CHINA/HONG KONG: 14.9%
Haitian International Holdings, Ltd.	8,247,000	18,705,471
Alibaba Group Holding, Ltd. ADR(b)	203,600	18,089,860
Shenzhou International Group Holdings, Ltd.	4,792,000	15,406,652
Sands China, Ltd.	2,632,000	13,730,626
China Lodging Group, Ltd. ADS(b)	526,600	13,570,482
Baidu, Inc. ADR(b)	61,300	13,377,499
Galaxy Entertainment Group, Ltd.	1,791,000	10,398,598
Autohome, Inc. ADR(b)	202,400	8,502,824
Dairy Farm International Holdings, Ltd.	727,554	6,933,590
Tingyi (Cayman Islands) Holding Corp.	1,888,000	4,959,876
Hang Lung Group, Ltd.	742,000	3,676,376
Total China/Hong Kong		127,351,854

INDIA: 9.6%
ITC, Ltd.	2,970,516	17,805,781
Emami, Ltd.	1,551,001	17,509,033
HDFC Bank, Ltd.	1,007,795	14,239,837
Sun Pharmaceutical Industries, Ltd.	793,374	11,012,303
Castrol India, Ltd.	1,075,755	7,477,682
Lupin, Ltd.	324,130	7,324,677
Multi Commodity Exchange of India, Ltd.	516,163	6,682,288
Total India		82,051,601

INDONESIA: 7.6%
PT Indofood CBP Sukses Makmur	18,435,000	17,171,707
PT Astra International	26,794,800	15,502,941
PT Ace Hardware Indonesia	194,172,500	14,102,804
PT Bank Rakyat Indonesia Persero	13,407,000	11,470,494
PT Arwana Citramulia	79,852,000	6,520,537
Total Indonesia		64,768,483

SRI LANKA: 5.0%
John Keells Holdings PLC	11,026,735	21,448,976
Sampath Bank PLC	7,050,493	13,071,184
Lanka Orix Leasing Co. PLC(b)	12,121,473	7,936,928
Total Sri Lanka		42,457,088

PHILIPPINES: 4.2%
Vista Land & Lifescapes, Inc.	107,729,700	14,811,258
Universal Robina Corp.	2,873,600	11,974,000
Jollibee Foods Corp.	2,007,890	8,769,349
Total Philippines		35,554,607

TAIWAN: 3.1%
St. Shine Optical Co., Ltd.	711,000	15,192,557
Sinmag Equipment Corp.	1,196,740	7,002,736
Synnex Technology International Corp.	3,133,000	4,325,712
Total Taiwan		26,521,005

MALAYSIA: 2.7%
SapuraKencana Petroleum BHD	7,729,800	9,707,903
7-Eleven Malaysia Holdings BHD(b)	14,263,700	7,782,967
Oldtown BHD	9,908,125	5,376,151
Total Malaysia		22,867,021

AUSTRALIA: 2.6%
Oil Search, Ltd.	1,584,693	12,376,289
CSL, Ltd.	152,216	9,884,826
Total Australia		22,261,115

VIETNAM: 2.2%
Kinh Do Corp.	3,435,864	9,630,616
Vietnam Dairy Products JSC	1,803,584	8,921,273
Total Vietnam		18,551,889

THAILAND: 1.7%
Major Cineplex Group Public Co., Ltd.	11,921,000	8,897,092
SNC Former Public Co., Ltd.	11,599,900	6,045,900
Total Thailand		14,942,992

SOUTH KOREA: 1.5%
Samsung Electronics Co., Ltd.	6,599	7,404,137
Orion Corp.	7,079	5,869,818
Total South Korea		13,273,955

SINGAPORE: 0.7%
Keppel Land, Ltd.	2,204,000	6,046,876
Total Singapore		6,046,876

TOTAL COMMON EQUITIES (Cost $663,461,308)		846,894,084

	Shares	Value
WARRANTS: 0.1%
SRI LANKA: 0.1%
John Keells Holdings PLC, expires 11/11/16	490,094	$300,614
John Keells Holdings PLC, expires 11/12/15	490,094	283,704
Total Sri Lanka		584,318

TOTAL WARRANTS (Cost $0)		584,318

TOTAL INVESTMENTS: 99.2% (Cost $663,461,308(c))		847,478,402

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.8%		6,997,030

NET ASSETS: 100.0%		$854,475,432

(a)	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $663,461,308 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$207,669,350
	Gross unrealized depreciation	(23,652,256)
	Net unrealized appreciation	$184,017,094

ADR	American Depositary Receipt
ADS	American Depositary Share
BHD	Berhad
JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

Matthews Pacific Tiger Fund	September 30, 2014
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 98.6%
CHINA/HONG KONG: 27.3%
Ping An Insurance Group Co. of China, Ltd. H Shares	28,166,000	$211,327,062
Sinopharm Group Co., Ltd. H Shares†	54,363,200	198,625,252
Baidu, Inc. ADR(b)	847,500	184,949,925
Hengan International Group Co., Ltd.	16,658,500	163,882,836
Hang Lung Group, Ltd.	32,614,000	161,592,097
Dairy Farm International Holdings, Ltd.	16,892,946	160,989,775
China Mobile, Ltd. ADR	2,653,701	155,904,934
Lenovo Group, Ltd.	93,092,000	138,659,910
Dongfeng Motor Group Co., Ltd. H Shares	82,940,000	135,990,933
China Resources Enterprise, Ltd.	51,802,000	122,621,779
China Resources Land, Ltd.	50,688,000	104,267,002
Tingyi (Cayman Islands) Holding Corp.	37,646,000	98,898,045
Tencent Holdings, Ltd.	5,886,500	87,599,649
Hong Kong Exchanges and Clearing, Ltd.	3,664,500	78,873,751
Swire Pacific, Ltd. A Shares Class	5,683,500	73,160,282
China Vanke Co., Ltd. H Shares(b)	39,141,304	68,818,572
Digital China Holdings, Ltd. †	59,422,000	53,083,467
Alibaba Group Holding, Ltd. ADR(b)	392,600	34,882,510
Total China/Hong Kong		2,234,127,781

INDIA: 20.0%
Tata Power Co., Ltd. †	157,795,436	212,190,916
Kotak Mahindra Bank, Ltd.	12,350,816	202,600,578
Titan Co., Ltd.	27,457,503	181,368,011
GAIL India, Ltd.	24,282,108	176,709,738
Container Corp. of India, Ltd.	6,836,659	149,861,868
ITC, Ltd.	24,735,000	148,265,819
Sun Pharmaceutical Industries, Ltd.	9,903,630	137,465,784
Housing Development Finance Corp.	8,010,685	136,872,982
HDFC Bank, Ltd.	7,960,920	112,485,376
Dabur India, Ltd.	25,308,038	91,032,718
Thermax, Ltd.	5,310,034	78,932,589
HDFC Bank, Ltd. ADR	119,500	5,566,310
Total India		1,633,352,689

SOUTH KOREA: 18.2%
Amorepacific Corp.	171,927	389,717,493
Dongbu Insurance Co., Ltd. †	3,950,500	222,747,927
Naver Corp.	264,015	201,904,861
Samsung Electronics Co., Ltd.	141,754	159,049,264
Cheil Worldwide, Inc. (b)†	6,245,440	132,277,265
Green Cross Corp. †	1,008,655	121,870,185
Orion Corp.	126,815	105,153,400
Yuhan Corp.	421,821	74,350,823
Hyundai Mobis Co., Ltd.	299,719	72,994,819
MegaStudy Co., Ltd.	76,412	4,916,726
Total South Korea		1,484,982,763

INDONESIA: 8.0%
PT Perusahaan Gas Negara Persero	272,552,100	134,207,025
PT Astra International	227,099,300	131,395,163
PT Bank Central Asia	115,688,500	124,138,460
PT Indofood CBP Sukses Makmur	131,813,000	122,780,267
PT Telekomunikasi Indonesia Persero	507,302,500	121,361,246
PT Telekomunikasi Indonesia Persero ADR	375,700	18,071,170
Total Indonesia		651,953,331

TAIWAN: 7.3%
President Chain Store Corp.	26,989,608	193,419,831
Delta Electronics, Inc.	30,170,000	190,425,221
Synnex Technology International Corp.†	96,565,354	133,327,138
Taiwan Semiconductor Manufacturing Co., Ltd.	19,423,513	76,622,612
Total Taiwan		593,794,802

THAILAND: 5.5%
Central Pattana Public Co., Ltd.	139,457,600	199,993,166
The Siam Cement Public Co., Ltd.	8,828,500	122,523,516
Kasikornbank Public Co., Ltd. NVDR	13,427,700	97,317,178
The Siam Cement Public Co., Ltd. NVDR	1,900,000	26,368,543
Kasikornbank Public Co., Ltd.	385,000	2,790,285
Total Thailand		448,992,688

MALAYSIA: 3.8%
Genting BHD	48,665,500	140,782,074
Public Bank BHD	14,954,994	86,160,459
IHH Healthcare BHD	44,446,700	68,827,690
IHH Healthcare BHD	11,543,000	17,780,038
Total Malaysia		313,550,261

PHILIPPINES: 2.6%
SM Prime Holdings, Inc.	314,854,571	122,637,355
GT Capital Holdings, Inc.	3,847,540	90,878,333
Total Philippines		213,515,688

SWITZERLAND: 2.2%
DKSH Holding, Ltd.	2,414,974	180,231,379
Total Switzerland		180,231,379

SINGAPORE: 1.8%
Keppel Land, Ltd.	34,212,000	93,863,761
Hyflux, Ltd. †	65,284,280	53,989,900
Total Singapore		147,853,661

VIETNAM: 1.4%
Vietnam Dairy Products JSC	23,547,368	116,475,027
Total Vietnam		116,475,027

UNITED STATES: 0.5%
Cognizant Technology Solutions Corp. Class A(b)	1,007,600	45,110,252
Total United States		45,110,252

TOTAL COMMON EQUITIES (Cost $5,475,285,730)		8,063,940,322

WARRANTS: 0.1%
MALAYSIA: 0.1%
Genting BHD, expires 12/18/18	12,253,875	10,832,567
Total Malaysia		10,832,567

TOTAL WARRANTS (Cost $5,593,674)		10,832,567

TOTAL INVESTMENTS: 98.7% (Cost $5,480,879,404(c))		8,074,772,889

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.3%		104,610,214

NET ASSETS: 100.0%		$8,179,383,103

(a)	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $5,482,141,807 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$2,818,066,579
	Gross unrealized depreciation	(225,435,497)
	Net unrealized appreciation	$2,592,631,082

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Emerging Asia Fund	September 30, 2014
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 94.1%
INDIA: 15.7%
PC Jeweller, Ltd.	526,119	$1,997,651
Info Edge India, Ltd.	124,174	1,710,811
Supreme Industries, Ltd.	136,316	1,440,743
GRUH Finance, Ltd.	464,286	1,438,866
Emami, Ltd.	126,978	1,433,437
VST Industries, Ltd.	49,694	1,310,140
Lupin, Ltd.	54,293	1,226,911
Shriram City Union Finance, Ltd.	41,454	1,098,907
Shriram Transport Finance Co., Ltd.	63,223	954,385
Shalimar Paints, Ltd.(b)	286,232	699,359
Cipla India, Ltd.	60,053	609,476
Praj Industries, Ltd.	494,063	527,982
Multi Commodity Exchange of India, Ltd.	32,155	416,281
Castrol India, Ltd.	57,613	400,474
Jubilant Foodworks, Ltd.(b)	11,592	230,995
Total India		15,496,418

CHINA/HONG KONG: 14.2%
Alibaba Group Holding, Ltd. ADR(b)	45,100	4,007,135
Shenzhou International Group Holdings, Ltd.	689,000	2,215,188
Future Bright Holdings, Ltd.	4,464,000	1,823,464
Melco Crown Entertainment, Ltd. ADR	46,200	1,214,598
Haitian International Holdings, Ltd.	477,000	1,081,910
Tencent Holdings, Ltd.	59,500	885,446
Melco Crown Entertainment, Ltd.	93,900	808,014
Sina Corp.(b)	15,800	650,012
Louis XIII Holdings, Ltd.(b)	940,000	472,733
Sun Art Retail Group, Ltd.	371,000	419,503
CIMC Enric Holdings, Ltd.	400,000	399,485
Total China/Hong Kong		13,977,488

BANGLADESH: 12.6%
British American Tobacco Bangladesh Co., Ltd.	89,850	3,249,115
Square Pharmaceuticals, Ltd.	794,706	2,676,580
GrameenPhone, Ltd.	320,200	1,580,412
Marico Bangladesh, Ltd.	98,500	1,410,889
Olympic Industries, Ltd.	317,500	1,012,307
Bata Shoe Co. Bangladesh, Ltd.	67,000	970,255
Berger Paints Bangladesh, Ltd.	46,550	650,828
Apex Footwear, Ltd.	113,800	613,013
Islami Bank Bangladesh, Ltd.	804,650	258,944
Total Bangladesh		12,422,343

SRI LANKA: 10.6%
Sampath Bank PLC	1,637,240	3,035,343
National Development Bank PLC	1,478,829	2,919,674
Aitken Spence Hotel Holdings PLC	1,973,457	1,299,751
John Keells Holdings PLC	556,003	1,081,525
Ceylon Tobacco Co. PLC	64,237	568,861
Cargills Ceylon PLC	400,705	506,930
Lanka Orix Leasing Co. PLC(b)	573,466	375,495
Chevron Lubricants Lanka PLC	136,883	352,427
Ceylinco Insurance Co. PLC	35,056	350,439
Total Sri Lanka		10,490,445

PAKISTAN: 10.0%
ICI Pakistan, Ltd.	452,600	2,338,687
GlaxoSmithKline Pakistan, Ltd.	1,021,540	2,001,555
Pakistan Petroleum, Ltd.	798,500	1,759,526
Abbott Laboratories Pakistan, Ltd.	210,000	1,241,392
National Foods, Ltd.	165,200	1,140,143
Engro Foods, Ltd.(b)	1,091,600	1,074,308
K-Electric, Ltd.(b)	4,546,500	342,145
Total Pakistan		9,897,756

VIETNAM: 8.4%
Vinh Hoan Corp.	826,767	2,103,188
National Seed JSC	334,315	1,236,308
Kinh Do Corp.	392,844	1,101,129
Saigon Securities, Inc.	554,160	806,668
Masan Group Corp.(b)	189,420	731,713
DHG Pharmaceutical JSC	116,320	501,391
Dinh Vu Port Investment & Development JSC	227,950	484,303
Phu Nhuan Jewelry JSC	270,750	456,618
Tien Phong Plastic JSC	195,650	423,974
Phuoc Hoa Rubber JSC	304,000	415,310
Total Vietnam		8,260,602

INDONESIA: 6.7%
PT Matahari Department Store	1,681,600	2,239,143
PT Gudang Garam	326,100	1,516,760
PT Bank Mandiri Persero	1,721,500	1,423,399
PT Electronic City Indonesia	4,989,600	540,523
PT Indofood CBP Sukses Makmur	496,000	462,011
PT Mayora Indah	171,000	428,026
Total Indonesia		6,609,862

PHILIPPINES: 5.6%
Puregold Price Club, Inc.	1,803,100	1,394,186
Vista Land & Lifescapes, Inc.	9,771,200	1,343,397
GT Capital Holdings, Inc.	40,630	959,675
Universal Robina Corp.	223,930	933,094
RFM Corp.	7,608,400	898,546
Total Philippines		5,528,898

TAIWAN: 2.6%
Ginko International Co., Ltd.	96,000	1,293,907
ScinoPharm Taiwan, Ltd.	420,616	862,816
King Slide Works Co., Ltd.	38,000	429,100
Total Taiwan		2,585,823

THAILAND: 2.2%
Major Cineplex Group Public Co., Ltd.	981,500	732,530
The Siam Cement Public Co., Ltd.	43,400	602,313
SNC Former Public Co., Ltd.	809,700	422,018
Beauty Community Public Co., Ltd.	456,000	421,897
Total Thailand		2,178,758

SINGAPORE: 1.5%
Yoma Strategic Holdings, Ltd.(b)	1,700,000	826,213
Petra Foods, Ltd.	218,000	690,382
Total Singapore		1,516,595

	Shares	Value
COMMON EQUITIES: (continued)
CAMBODIA: 1.4%
NagaCorp, Ltd.	1,906,000	$1,363,772
Total Cambodia		1,363,772

AUSTRALIA: 1.3%
Oil Search, Ltd.	164,773	1,286,860
Total Australia		1,286,860

MALAYSIA: 1.3%
SapuraKencana Petroleum BHD	617,900	776,024
Oldtown BHD	885,625	480,540
Total Malaysia		1,256,564

TOTAL COMMON EQUITIES (Cost $82,154,299)		92,872,184

WARRANTS: 0.0%
SRI LANKA: 0.0%
John Keells Holdings PLC, expires 11/11/16	24,712	15,158
John Keells Holdings PLC, expires 11/12/15	24,712	14,305
Total Sri Lanka		29,463

TOTAL WARRANTS (Cost $0)		29,463

TOTAL INVESTMENTS: 94.1% (Cost $82,154,299(c))		92,901,647

CASH AND OTHER ASSETS, LESS LIABILITIES: 5.9%		5,801,532

NET ASSETS: 100.0%		$98,703,179

(a)	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $82,154,299 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$15,717,452
	Gross unrealized depreciation	(4,970,104)
	Net unrealized appreciation	$10,747,348

ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

Matthews China Fund	September 30, 2014
Consolidated Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 98.1%
INFORMATION TECHNOLOGY: 19.7%
Internet Software & Services: 10.2%
Tencent Holdings, Ltd.	2,838,500	$42,240,992
NetEase, Inc. ADR	264,200	22,631,372
Baidu, Inc. ADR(b)	99,900	21,801,177
Sina Corp.(b)	337,400	13,880,636
Alibaba Group Holding, Ltd. ADR(a)	96,500	8,574,025
		109,128,202
Technology Hardware, Storage & Peripherals: 2.9%
Lenovo Group, Ltd.	20,592,000	30,671,646

Electronic Equipment, Instruments & Components: 2.4%
Hollysys Automation Technologies, Ltd.(b)	590,900	13,289,341
Hangzhou Hikvision Digital Technology Co., Ltd. Class A(c)	3,017,786	9,447,706
Digital China Holdings, Ltd.	2,843,000	2,539,738
		25,276,785
Communications Equipment: 2.1%
ZTE Corp. H Shares	10,075,704	22,347,470

Software: 2.1%
Kingdee International Software Group Co., Ltd.(b)	74,838,800	22,140,376
Total Information Technology		209,564,479

FINANCIALS: 18.4%
Real Estate Management & Development: 7.5%
China Vanke Co., Ltd. H Shares(b)	13,607,368	23,924,590
Hang Lung Group, Ltd.	4,197,000	20,794,813
China Resources Land, Ltd.	9,972,000	20,512,755
Swire Pacific, Ltd. A Shares	1,109,000	14,275,491
		79,507,649
Banks: 5.1%
China Merchants Bank Co., Ltd. H Shares	10,732,143	18,321,977
BOC Hong Kong Holdings, Ltd.	5,708,500	18,172,391
China Construction Bank Corp. H Shares	25,203,660	17,625,992
		54,120,360
Insurance: 4.2%
Ping An Insurance Group Co. of China, Ltd. H Shares	3,242,500	24,328,197
China Life Insurance Co., Ltd. H Shares	5,084,000	14,131,364
China Life Insurance Co., Ltd. ADR	162,400	6,772,080
		45,231,641
Diversified Financial Services: 1.6%
Hong Kong Exchanges and Clearing, Ltd.	817,700	17,599,963
Total Financials		196,459,613

CONSUMER DISCRETIONARY: 14.8%
Hotels, Restaurants & Leisure: 7.1%
Cafe’ de Coral Holdings, Ltd.	8,002,100	27,087,708
Home Inns & Hotels Management, Inc. ADR(b)	774,746	22,459,886
Sands China, Ltd.	3,876,800	20,224,503
Shangri-La Asia, Ltd.	3,989,400	5,895,822
		75,667,919
Automobiles: 1.6%
Dongfeng Motor Group Co., Ltd. H Shares	10,362,000	16,989,849

Specialty Retail: 1.6%
Belle International Holdings, Ltd.	15,106,000	16,986,258

Multiline Retail: 1.5%
Golden Eagle Retail Group, Ltd.	13,532,000	15,735,632

Media: 1.2%
Television Broadcasts, Ltd.	2,249,900	13,430,120

Diversified Consumer Services: 1.2%
New Oriental Education & Technology Group, Inc. ADR(b)	539,700	12,521,040

Internet & Catalog Retail: 0.6%
Jumei International Holding, Ltd. ADR(b)	270,200	6,344,296
Total Consumer Discretionary		157,675,114

INDUSTRIALS: 11.7%
Transportation Infrastructure: 4.2%
Yuexiu Transport Infrastructure, Ltd.	40,233,000	24,715,405
China Merchants Holdings International Co., Ltd.	6,626,581	20,466,391
		45,181,796
Machinery: 3.5%
CSR Corp., Ltd. H Shares	28,187,000	24,778,097
Airtac International Group	1,494,000	12,057,299
		36,835,396
Industrial Conglomerates: 1.4%
NWS Holdings, Ltd.	8,369,914	14,886,167

Airlines: 1.4%
Air China, Ltd. H Shares	22,885,900	14,464,566

Construction & Engineering: 1.2%
China State Construction International Holdings, Ltd.	8,966,000	13,329,197
Total Industrials		124,697,122

HEALTH CARE: 8.8%
Health Care Equipment & Supplies: 3.6%
Mindray Medical International, Ltd. ADR	950,168	28,657,067
Ginko International Co., Ltd.	748,000	10,081,691
		38,738,758
Health Care Providers & Services: 3.2%
Sinopharm Group Co., Ltd. H Shares	9,405,600	34,364,969

Pharmaceuticals: 2.0%
Sino Biopharmaceutical, Ltd.	21,100,000	20,998,384
Total Health Care		94,102,111

CONSUMER STAPLES: 8.8%
Food Products: 4.5%
China Mengniu Dairy Co., Ltd.	6,060,000	24,937,437
Tingyi (Cayman Islands) Holding Corp.	8,549,000	22,458,678
		47,396,115
Personal Products: 1.7%
Hengan International Group Co., Ltd.	1,829,000	17,993,319

Beverages: 1.4%
Tsingtao Brewery Co., Ltd. H Shares	2,147,000	15,264,894

Food & Staples Retailing: 1.2%
Sun Art Retail Group, Ltd.	11,367,000	12,853,083
Total Consumer Staples		93,507,411

	Shares	Value
COMMON EQUITIES: (continued)
UTILITIES: 6.0%
Independent Power and Renewable Electricity Producers: 2.4%
China Longyuan Power Group Corp., Ltd. H Shares	26,451,000	$25,850,236

Electric Utilities: 2.2%
Cheung Kong Infrastructure Holdings, Ltd.	3,287,500	23,039,061

Gas Utilities: 1.4%
Hong Kong & China Gas Co., Ltd.	7,098,643	15,375,290
Total Utilities		64,264,587

ENERGY: 5.6%
Oil, Gas & Consumable Fuels: 3.7%
Kunlun Energy Co., Ltd.	14,032,000	20,248,742
CNOOC, Ltd.	10,657,000	18,378,738
		38,627,480
Energy Equipment & Services: 1.9%
China Oilfield Services, Ltd. H Shares	7,768,000	20,466,319
Total Energy		59,093,799

TELECOMMUNICATION SERVICES: 4.3%
Wireless Telecommunication Services: 3.0%
China Mobile, Ltd. ADR	302,700	17,783,625
China Mobile, Ltd.	1,265,583	14,810,484
		32,594,109
Diversified Telecommunication Services: 1.3%
China Communications Services Corp., Ltd. H Shares	29,118,800	13,534,665
Total Telecommunication Services		46,128,774

TOTAL INVESTMENTS: 98.1% (Cost $866,996,068(d))		1,045,493,010

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.9%		20,643,367

NET ASSETS: 100.0%		$1,066,136,377

(a)	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Security held by Matthews CF-U Series.
(d)	Cost for federal income tax purposes is $867,654,923 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$225,588,645
	Gross unrealized depreciation	(47,750,558)
	Net unrealized appreciation	$177,838,087

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews India Fund	September 30, 2014
Schedule of Investments (unaudited)

	Shares	Value
COMMON EQUITIES: 99.2%
FINANCIALS: 24.9%
Banks: 9.8%
Kotak Mahindra Bank, Ltd.	2,080,000	$34,119,948
HDFC Bank, Ltd.	1,840,165	26,000,971
IndusInd Bank, Ltd.	1,888,000	19,000,751
HDFC Bank, Ltd. ADR	30,922	1,440,347
		80,562,017
Consumer Finance: 4.9%
Shriram City Union Finance, Ltd.	1,344,672	35,646,001
Sundaram Finance, Ltd.	217,422	4,593,462
		40,239,463
Diversified Financial Services: 4.2%
IDFC, Ltd.	7,731,855	17,182,596
CRISIL, Ltd.	465,742	15,199,584
Multi Commodity Exchange of India, Ltd.	159,509	2,065,016
		34,447,196
Thrifts & Mortgage Finance: 3.2%
Housing Development Finance Corp.	1,559,048	26,638,365

Real Estate Management & Development: 1.6%
Ascendas India Trust	21,140,000	12,842,753

Insurance: 1.2%
MAX India, Ltd.	1,838,310	9,523,434
Total Financials		204,253,228

CONSUMER STAPLES: 18.5%
Personal Products: 10.3%
Emami, Ltd.	3,464,801	39,113,654
Bajaj Corp., Ltd.	5,608,615	23,429,771
Dabur India, Ltd.	6,064,430	21,813,684
		84,357,109
Tobacco: 6.2%
ITC, Ltd.	5,545,000	33,237,678
VST Industries, Ltd.	673,391	17,753,382
		50,991,060
Food Products: 2.0%
Zydus Wellness, Ltd.	1,593,763	16,545,355
Total Consumer Staples		151,893,524

INDUSTRIALS: 16.3%
Machinery: 8.7%
AIA Engineering, Ltd.	2,306,467	35,116,109
Thermax, Ltd.	1,598,128	23,755,852
Ashok Leyland, Ltd.(a)	18,856,152	12,563,644
		71,435,605
Transportation Infrastructure: 3.5%
Gujarat Pipavav Port, Ltd.(a)	10,373,564	28,478,591

Road & Rail: 3.2%
Container Corp. of India, Ltd.	1,196,324	26,223,825

Air Freight & Logistics: 0.9%
Blue Dart Express, Ltd.	90,000	7,705,084
Total Industrials		133,843,105

INFORMATION TECHNOLOGY: 13.0%
IT Services: 10.3%
Mindtree, Ltd.	1,878,708	35,844,812
Cognizant Technology Solutions Corp. Class A(a)	612,000	27,399,240
eClerx Services, Ltd.	600,000	13,537,889
CMC, Ltd.	220,000	7,919,074
		84,701,015
Internet Software & Services: 2.7%
Info Edge India, Ltd.	1,602,978	22,085,071
Total Information Technology		106,786,086

MATERIALS: 10.2%
Chemicals: 5.9%
Supreme Industries, Ltd.	1,895,000	20,028,518
Castrol India, Ltd.	2,139,063	14,868,843
Asian Paints, Ltd.	1,388,000	14,148,565
		49,045,926
Metals & Mining: 3.0%
NMDC, Ltd.	9,180,923	24,587,511

Construction Materials: 1.3%
Grasim Industries, Ltd.	183,459	10,540,575
Total Materials		84,174,012

CONSUMER DISCRETIONARY: 9.9%
Textiles, Apparel & Luxury Goods: 4.0%
Titan Co., Ltd.	3,693,820	24,399,188
Vaibhav Global, Ltd.(a)	500,000	6,988,342
Kewal Kiran Clothing, Ltd.	48,648	1,451,878
		32,839,408
Household Durables: 3.0%
Symphony, Ltd.	1,126,560	25,142,390

Media: 1.6%
Jagran Prakashan, Ltd.	6,350,124	12,821,575

Auto Components: 1.3%
Exide Industries, Ltd.	3,878,554	10,650,951
Total Consumer Discretionary		81,454,324

HEALTH CARE: 6.4%
Pharmaceuticals: 6.2%
Ajanta Pharma, Ltd.	915,368	25,661,725
Sun Pharmaceutical Industries, Ltd.	1,831,559	25,422,668
		51,084,393
Health Care Equipment & Supplies: 0.2%
Poly Medicure, Ltd.	133,756	1,786,951
Total Health Care		52,871,344

TOTAL INVESTMENTS: 99.2% (Cost $584,437,594(b))		815,275,623

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.8%		6,424,914

NET ASSETS: 100.0%		$821,700,537

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $584,499,692 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$259,190,251
	Gross unrealized depreciation	(28,414,320)
	Net unrealized appreciation	$230,775,931

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Japan Fund	September 30, 2014
Schedule of Investments (unaudited)

	Shares	Value
COMMON EQUITIES: JAPAN: 97.9%
INDUSTRIALS: 26.7%
Machinery: 10.8%
Nabtesco Corp.	495,600	$11,879,940
FANUC Corp.	65,400	11,812,847
Mitsubishi Heavy Industries, Ltd.	1,768,000	11,374,523
Glory, Ltd.	291,000	8,211,944
Komatsu, Ltd.	297,500	6,880,408
Harmonic Drive Systems, Inc.	445,200	6,584,129
Freund Corp.	386,700	4,999,686
		61,743,477
Building Products: 4.7%
Daikin Industries, Ltd.	206,900	12,824,310
Aica Kogyo Co., Ltd.	397,100	8,443,467
Nihon Flush Co., Ltd.	266,800	5,427,224
		26,695,001
Electrical Equipment: 4.0%
Nidec Corp.	182,600	12,353,700
Mabuchi Motor Co., Ltd.	118,400	10,320,529
		22,674,229
Professional Services: 2.8%
Nihon M&A Center, Inc.	353,400	10,262,858
Benefit One, Inc.	622,300	5,815,888
		16,078,746
Trading Companies & Distributors: 2.0%
ITOCHU Corp.	966,000	11,802,507

Road & Rail: 1.7%
Trancom Co., Ltd.	216,200	9,708,548

Air Freight & Logistics: 0.7%
AIT Corp.	538,500	3,908,329
Total Industrials		152,610,837

CONSUMER DISCRETIONARY: 16.4%
Automobiles: 5.3%
Toyota Motor Corp.	365,300	21,526,637
Mazda Motor Corp.	351,700	8,815,348
		30,341,985
Specialty Retail: 3.8%
Tokyo Derica Co., Ltd.	540,450	8,332,810
VT Holdings Co., Ltd.	2,086,000	7,474,794
Workman Co., Ltd.	117,700	6,181,463
		21,989,067
Auto Components: 2.1%
Nifco, Inc.	379,700	11,701,719

Diversified Consumer Services: 1.6%
ESCRIT, Inc.	523,800	6,122,741
Success Holdings Co., Ltd.	214,100	3,021,899
		9,144,640
Household Durables: 1.3%
Rinnai Corp.	91,500	7,600,319

Media: 1.2%
COOKPAD, Inc.	216,000	6,942,330

Hotels, Restaurants & Leisure: 1.1%
Hiday Hidaka Corp.	168,900	4,489,113
Ride On Express Co., Ltd. (a)	56,800	1,631,365
		6,120,478
Total Consumer Discretionary		93,840,538

FINANCIALS: 13.5%
Diversified Financial Services: 5.3%
ORIX Corp.	1,239,300	17,096,521
Zenkoku Hosho Co., Ltd.	272,000	7,588,967
eGuarantee, Inc.	331,800	5,769,251
		30,454,739
Banks: 5.2%
Mitsubishi UFJ Financial Group, Inc.	2,631,700	14,881,973
Seven Bank, Ltd.	2,062,800	8,407,309
Shinsei Bank, Ltd.	3,109,000	6,661,637
		29,950,919
Insurance: 1.8%
Tokio Marine Holdings, Inc.	326,900	10,141,575

Real Estate Management & Development: 1.2%
Mitsui Fudosan Co., Ltd.	215,000	6,585,753
Total Financials		77,132,986

INFORMATION TECHNOLOGY: 12.9%
Electronic Equipment, Instruments & Components: 9.0%
Keyence Corp.	27,500	11,951,561
Hoya Corp.	351,400	11,803,580
Yokogawa Electric Corp.	842,100	11,071,878
Murata Manufacturing Co., Ltd.	96,600	10,983,378
Anritsu Corp.	782,900	5,974,810
		51,785,207
Semiconductors & Semiconductor Equipment: 1.9%
Rohm Co., Ltd.	171,200	10,770,732

Internet Software & Services: 1.3%
Kakaku.com, Inc.	519,400	7,378,393

IT Services: 0.7%
Bit-isle, Inc.	741,100	4,061,100
Total Information Technology		73,995,432

CONSUMER STAPLES: 12.6%
Food & Staples Retailing: 4.3%
Seven & I Holdings Co., Ltd.	359,000	13,924,650
Cosmos Pharmaceutical Corp.	84,700	10,742,439
		24,667,089
Household Products: 3.7%
Pigeon Corp.	189,900	10,752,487
Unicharm Corp.	464,100	10,581,099
		21,333,586
Personal Products: 1.7%
Kao Corp.	249,600	9,732,522

Beverages: 1.6%
Suntory Beverage & Food, Ltd.	257,400	9,129,574

	Shares	Value
COMMON EQUITIES: JAPAN (continued)
Food Products: 1.3%
Calbee, Inc.	217,200	$7,109,624
Total Consumer Staples		71,972,395

HEALTH CARE: 11.8%
Health Care Equipment & Supplies: 6.1%
Sysmex Corp.	353,000	14,194,028
Asahi Intecc Co., Ltd.	248,100	11,355,933
Daiken Medical Co., Ltd.	355,800	7,049,495
CYBERDYNE, Inc.(a)	66,300	2,103,706
		34,703,162
Health Care Technology: 2.1%
M3, Inc.	753,100	12,085,307

Pharmaceuticals: 1.8%
Rohto Pharmaceutical Co., Ltd.	764,600	10,255,086

Health Care Providers & Services: 1.8%
Message Co., Ltd.	189,400	6,501,856
N Field Co., Ltd.(a)	102,600	3,704,545
		10,206,401
Total Health Care		67,249,956

MATERIALS: 2.0%
Chemicals: 2.0%
Shin-Etsu Chemical Co., Ltd.	90,400	5,908,249
MORESCO Corp.	330,200	5,581,863
Total Materials		11,490,112

TELECOMMUNICATION SERVICES: 2.0%
Wireless Telecommunication Services: 2.0%
SoftBank Corp.	162,300	11,378,388
Total Telecommunication Services		11,378,388

TOTAL INVESTMENTS: 97.9% (Cost $510,628,530(b))		559,670,644

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.1%		12,227,394

NET ASSETS: 100.0%		$571,898,038

(a)                                 Non-income producing security.

(b)                                 Cost for federal income tax purposes is $510,628,530 and net unrealized appreciation consists of:

Gross unrealized appreciation	$63,181,440
Gross unrealized depreciation	(14,139,326)
Net unrealized appreciation	$49,042,114

See accompanying notes to schedules of investments.

Matthews Korea Fund	September 30, 2014
Schedule of Investments (unaudited)

	Shares	Value
COMMON EQUITIES: SOUTH KOREA: 78.7%
CONSUMER DISCRETIONARY: 22.5%
Hotels, Restaurants & Leisure: 8.5%
Hotel Shilla Co., Ltd.	58,092	$6,578,530
Kangwon Land, Inc.	149,517	5,079,540
Shinsegae Food Co., Ltd.	36,425	4,090,370
Modetour Network, Inc.	158,936	3,388,827
		19,137,267
Auto Components: 4.5%
Hankook Tire Co., Ltd.	114,621	5,593,918
Hyundai Mobis Co., Ltd.	18,060	4,398,408
		9,992,326
Multiline Retail: 3.6%
Hyundai Greenfood Co., Ltd.	217,823	4,293,502
Hyundai Department Store Co., Ltd.	25,264	3,842,570
		8,136,072
Media: 2.8%
CJ CGV Co., Ltd.	79,562	4,033,705
Cheil Worldwide, Inc.(a)	60,827	1,288,305
SBS Media Holdings Co., Ltd.	308,324	1,018,251
		6,340,261
Internet & Catalog Retail: 1.7%
Hyundai Home Shopping Network Corp.	25,063	3,764,497

Automobiles: 1.4%
Kia Motors Corp.	60,779	3,092,947
Total Consumer Discretionary		50,463,370

CONSUMER STAPLES: 15.9%
Food Products: 5.3%
Ottogi Corp.	8,251	4,824,323
Binggrae Co., Ltd.	45,170	3,762,561
Orion Corp.	4,037	3,347,430
		11,934,314
Food & Staples Retailing: 4.9%
E-Mart Co., Ltd.	29,362	6,413,590
BGF Retail Co., Ltd.(a)	75,329	4,532,946
		10,946,536
Personal Products: 3.3%
Amorepacific Corp.	3,223	7,305,772

Household Products: 1.8%
LG Household & Health Care, Ltd.	8,393	4,032,458

Tobacco: 0.6%
KT&G Corp.	14,208	1,272,358
Total Consumer Staples		35,491,438

FINANCIALS: 15.0%
Insurance: 6.8%
Dongbu Insurance Co., Ltd.	105,731	5,961,615
Samsung Fire & Marine Insurance Co., Ltd.	21,266	5,693,101
Hyundai Marine & Fire Insurance Co., Ltd.	129,008	3,557,577
		15,212,293
Banks: 6.2%
Shinhan Financial Group Co., Ltd.	233,962	10,775,222
KB Financial Group, Inc.	87,372	3,191,841
		13,967,063
Capital Markets: 2.0%
Kiwoom Securities Co., Ltd.	39,115	1,897,833
Shinyoung Securities Co., Ltd.	22,694	1,352,715
Samsung Securities Co., Ltd.	28,626	1,196,310
		4,446,858
Total Financials		33,626,214

INFORMATION TECHNOLOGY: 8.5%
Technology Hardware, Storage & Peripherals: 3.8%
Samsung Electronics Co., Ltd.	7,479	8,391,505

Internet Software & Services: 2.4%
Naver Corp.	7,131	5,453,416

Semiconductors & Semiconductor Equipment: 1.9%
SK Hynix, Inc.(a)	94,664	4,193,833

Electronic Equipment, Instruments & Components: 0.4%
Bixolon Co., Ltd.	100,068	990,960
Total Information Technology		19,029,714

TELECOMMUNICATION SERVICES: 5.3%
Wireless Telecommunication Services: 3.5%
SK Telecom Co., Ltd. ADR	263,000	7,979,420

Diversified Telecommunication Services: 1.8%
KT Corp. ADR	244,600	3,964,966
Total Telecommunication Services		11,944,386

INDUSTRIALS: 4.4%
Commercial Services & Supplies: 1.7%
KEPCO Plant Service & Engineering Co., Ltd.	46,673	3,697,572

Machinery: 1.6%
Hy-Lok Corp.	113,624	3,660,949

Professional Services: 1.1%
SaraminHR Co., Ltd.	250,420	2,479,876
Total Industrials		9,838,397

MATERIALS: 2.8%
Chemicals: 2.4%
LG Chem, Ltd.	13,700	3,317,081
KPX Chemical Co., Ltd.	35,424	1,983,945
		5,301,026
Metals & Mining: 0.4%
POSCO ADR	13,100	994,290
Total Materials		6,295,316

HEALTH CARE: 2.7%
Pharmaceuticals: 2.7%
Yuhan Corp.	14,981	2,640,574
Dong-A ST Co., Ltd.	14,787	1,548,414
Dong-A Socio Holdings Co., Ltd.	7,078	959,160
DongKook Pharmaceutical Co., Ltd.	26,267	871,211
Total Health Care		6,019,359

ENERGY: 1.6%
Oil, Gas & Consumable Fuels: 1.6%
SK Innovation Co., Ltd.	26,347	2,024,868

	Shares	Value
COMMON EQUITIES: SOUTH KOREA (continued)
S-Oil Corp.	37,722	$1,529,971
Total Energy		3,554,839

TOTAL COMMON EQUITIES (Cost $118,949,471)		176,263,033

PREFERRED EQUITIES: SOUTH KOREA: 16.8%
FINANCIALS: 5.0%
Insurance: 4.9%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	53,483	11,048,845

Capital Markets: 0.1%
Shinyoung Securities Co., Ltd., Pfd.	2,070	105,535
Total Financials		11,154,380

CONSUMER DISCRETIONARY: 4.0%
Automobiles: 2.9%
Hyundai Motor Co., Ltd., 2nd Pfd.	56,234	6,394,769

Hotels, Restaurants & Leisure: 1.1%
Hotel Shilla Co., Ltd., Pfd.	29,595	2,518,485
Total Consumer Discretionary		8,913,254

CONSUMER STAPLES: 3.4%
Household Products: 1.7%
LG Household & Health Care, Ltd., Pfd.	15,082	3,916,103

Personal Products: 1.7%
Amorepacific Corp., Pfd.	3,441	3,707,574
Total Consumer Staples		7,623,677

MATERIALS: 2.0%
Chemicals: 2.0%
LG Chem, Ltd., Pfd.	28,790	4,474,352
Total Materials		4,474,352

INFORMATION TECHNOLOGY: 1.8%
Technology Hardware, Storage & Peripherals: 1.8%
Samsung Electronics Co., Ltd., Pfd.	4,810	4,093,229
Total Information Technology		4,093,229

ENERGY: 0.6%
Oil, Gas & Consumable Fuels: 0.6%
S-Oil Corp., Pfd.	35,911	1,264,244
Total Energy		1,264,244

TOTAL PREFERRED EQUITIES (Cost $20,961,258)		37,523,136

TOTAL INVESTMENTS: 95.5% (Cost $139,910,729(b))		213,786,169

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.5%		10,149,489

NET ASSETS: 100.0%		$223,935,658

(a)                                                         Non-income producing security.

(b)                                                         Cost for federal income tax purposes is $140,422,984 and net unrealized appreciation consists of:

Gross unrealized appreciation	$76,932,187
Gross unrealized depreciation	(3,569,002)
Net unrealized appreciation	$73,363,185

ADR                                             American Depositary Receipt

Pfd.                                                  Preferred

See accompanying notes to schedules of investments.

Matthews Asia Small Companies Fund	September 30, 2014
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 96.5%
CHINA/HONG KONG: 22.1%
Towngas China Co., Ltd.	13,269,000	$14,213,961
Lee’s Pharmaceutical Holdings, Ltd.	10,010,000	13,097,690
Sunny Optical Technology Group Co., Ltd.	8,609,000	12,753,678
Vitasoy International Holdings, Ltd.	7,828,000	9,971,964
Minth Group, Ltd.	5,122,000	9,891,668
Airtac International Group	1,144,520	9,236,827
Pacific Online, Ltd.	15,946,000	8,561,937
Fairwood Holdings, Ltd.	3,906,000	8,553,924
Kerry Logistics Network, Ltd.	5,398,000	8,408,321
Haitian International Holdings, Ltd.	3,577,000	8,113,189
Convenience Retail Asia, Ltd.	10,742,000	7,359,761
Stelux Holdings International, Ltd.	26,583,000	6,812,774
YGM Trading, Ltd.	2,884,000	6,425,520
51job, Inc. ADR(b)	200,500	6,000,965
Goldpac Group, Ltd.	5,926,000	5,262,473
ASR Logistics Holdings, Ltd.	35,355,000	3,323,844
Lifetech Scientific Corp.(b)	1,710,000	2,730,768
Total China/Hong Kong		140,719,264

INDIA: 16.4%
Supreme Industries, Ltd.	1,024,636	10,829,520
AIA Engineering, Ltd.	689,384	10,495,916
Mindtree, Ltd.	533,958	10,187,652
Berger Paints India, Ltd.	1,658,001	10,174,585
Emami, Ltd.	894,559	10,098,551
Gujarat Pipavav Port, Ltd.(b)	3,610,017	9,910,596
Bajaj Corp., Ltd.	2,167,314	9,053,870
Ipca Laboratories, Ltd.	697,251	8,940,867
Page Industries, Ltd.	68,439	8,810,469
GRUH Finance, Ltd.	2,808,477	8,703,732
CRISIL, Ltd.	217,039	7,083,111
Total India		104,288,869

TAIWAN: 13.0%
PChome Online, Inc.	1,617,841	15,742,564
Yungtay Engineering Co., Ltd.	4,815,000	11,111,721
Sinmag Equipment Corp.	1,841,253	10,774,110
St. Shine Optical Co., Ltd.	470,492	10,053,413
Sporton International, Inc.	1,895,660	9,690,334
Voltronic Power Technology Corp.	1,185,600	9,315,025
TSC Auto ID Technology Co., Ltd.	1,056,000	8,522,428
Addcn Technology Co., Ltd.	399,000	4,210,424
Pacific Hospital Supply Co., Ltd.	1,476,670	3,325,232
Total Taiwan		82,745,251

INDONESIA: 9.3%
PT AKR Corporindo	20,237,600	9,051,696
PT Bank Tabungan Pensiunan Nasional(b)	22,151,300	8,362,411
PT Astra Otoparts	19,101,525	6,740,793
PT Arwana Citramulia	79,090,000	6,458,314
PT Selamat Sempurna	17,349,700	6,457,192
PT Modern Internasional	86,889,100	5,027,231
PT Sarana Menara Nusantara(b)	13,122,500	4,523,143
PT Wismilak Inti Makmur	99,328,300	4,483,428
PT Ultrajaya Milk Industry & Trading Co.	13,362,500	4,265,911
PT Sumber Alfaria Trijaya	88,890,000	3,683,993
Total Indonesia		59,054,112

SOUTH KOREA: 8.0%
i-SENS, Inc.(b)	190,821	10,289,235
Binggrae Co., Ltd.	114,736	9,557,256
Hy-Lok Corp.	292,329	9,418,797
Pyeong Hwa Automotive Co., Ltd.	454,948	9,075,248
SaraminHR Co., Ltd.†	682,434	6,758,053
Hanssem Co., Ltd.	56,167	6,094,406
Total South Korea		51,192,995

THAILAND: 7.9%
Bangkok Chain Hospital Public Co., Ltd.	34,997,075	11,009,103
Supalai Public Co., Ltd.	12,090,800	9,695,013
PTG Energy Public Co., Ltd.	45,457,100	7,360,055
Aeon Thana Sinsap Thailand Public Co., Ltd.	1,782,700	6,157,668
Tisco Financial Group Public Co., Ltd.	4,207,610	5,904,279
Siam Global House Public Co., Ltd.	13,456,617	5,810,105
Oishi Group Public Co., Ltd.	1,349,900	3,736,423
Aeon Thana Sinsap Thailand Public Co., Ltd. NVDR	279,200	964,392
Total Thailand		50,637,038

SINGAPORE: 7.3%
Petra Foods, Ltd.	3,396,000	10,754,754
ARA Asset Management, Ltd.	6,978,000	9,572,392
Raffles Medical Group, Ltd.	3,090,000	9,325,468
Super Group, Ltd.	8,735,000	8,730,207
OSIM International, Ltd.	4,101,000	8,454,676
Total Singapore		46,837,497

MALAYSIA: 5.8%
Alliance Financial Group BHD	6,563,100	9,983,194
7-Eleven Malaysia Holdings BHD(b)	15,191,900	8,289,438
Dialog Group BHD	14,727,532	7,721,797
KPJ Healthcare BHD	5,347,593	6,324,847
Oldtown BHD	8,166,625	4,431,213
Total Malaysia		36,750,489

PHILIPPINES: 4.9%
Security Bank Corp.	3,409,327	11,152,341
Vista Land & Lifescapes, Inc.	67,208,600	9,240,200
RFM Corp.	65,004,500	7,676,984
Philippine Seven Corp.	1,454,751	2,949,860
Total Philippines		31,019,385

VIETNAM: 1.1%
Kinh Do Corp.	2,450,448	6,868,527
Total Vietnam		6,868,527

JAPAN: 0.7%
econtext Asia, Ltd.(b)	12,867,000	4,379,917
Total Japan		4,379,917

TOTAL COMMON EQUITIES (Cost $492,632,699)		614,493,344

	Shares	Value
WARRANTS: 0.0%
MALAYSIA: 0.0%
KPJ Healthcare BHD, expires 1/23/19	415,786	$79,215
Total Malaysia		79,215

TOTAL WARRANTS (Cost $0)		79,215

TOTAL INVESTMENTS: 96.5% (Cost $492,632,699(c))		614,572,559

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.5%		22,383,673

NET ASSETS: 100.0%		$636,956,232

(a)                                                         Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).

(b)                                                         Non-income producing security.

(c)                                                          Cost for federal income tax purposes is $492,632,699 and net unrealized appreciation consists of:

Gross unrealized appreciation	$148,797,448
Gross unrealized depreciation	(26,857,588)
Net unrealized appreciation	$121,939,860

†                                                                 Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR                                             American Depositary Receipt

BHD                                            Berhad

NVDR                                    Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews China Small Companies Fund	September 30, 2014
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 97.1%
CONSUMER DISCRETIONARY: 23.6%
Diversified Consumer Services: 8.4%
TAL Education Group ADR(b)	26,900	$939,886
China Distance Education Holdings, Ltd. ADR	42,660	597,667
New Oriental Education & Technology Group, Inc. ADR(b)	16,600	385,120
		1,922,673
Hotels, Restaurants & Leisure: 4.4%
China Lodging Group, Ltd. ADS(b)	21,600	556,632
Tao Heung Holdings, Ltd.	514,000	285,966
Home Inns & Hotels Management, Inc. ADR(b)	6,100	176,839
		1,019,437
Auto Components: 4.3%
Minth Group, Ltd.	452,000	872,908
Xingda International Holdings, Ltd. H Shares	338,000	116,224
		989,132
Specialty Retail: 2.3%
Formosa Optical Technology Co., Ltd.	172,000	517,931

Multiline Retail: 2.2%
Springland International Holdings, Ltd.	1,334,000	504,799

Textiles, Apparel & Luxury Goods: 1.4%
ANTA Sports Products, Ltd.	141,000	286,526
China Dongxiang Group Co., Ltd.	179,000	33,598
		320,124
Leisure Products: 0.6%
Goodbaby International Holdings, Ltd.	340,000	146,961
Total Consumer Discretionary		5,421,057

INDUSTRIALS: 23.5%
Machinery: 9.4%
Airtac International Group	108,010	871,692
Yungtay Engineering Co., Ltd.	324,000	747,704
Haitian International Holdings, Ltd.	181,000	410,536
CIMC Enric Holdings, Ltd.	134,000	133,827
		2,163,759
Air Freight & Logistics: 3.7%
Shenzhen Chiwan Petroleum B Shares(b),(c)	356,584	855,019

Professional Services: 3.5%
51job, Inc. ADR(b)	16,924	506,535
Sporton International, Inc.	56,100	286,775
		793,310
Electrical Equipment: 2.8%
Boer Power Holdings, Ltd.	213,000	290,016
Voltronic Power Technology Corp.	25,200	197,991
Zhuzhou CSR Times Electric Co., Ltd. H Shares	41,500	160,262
		648,269
Transportation Infrastructure: 2.8%
Yuexiu Transport Infrastructure, Ltd.	1,042,000	640,108

Marine: 1.1%
SITC International Holdings Co., Ltd.	540,000	263,830

Construction & Engineering: 0.2%
Louis XIII Holdings, Ltd.(b)	75,000	37,718
Total Industrials		5,402,013

HEALTH CARE: 22.4%
Pharmaceuticals: 13.5%
Sino Biopharmaceutical, Ltd.	1,216,000	1,210,144
Lee’s Pharmaceutical Holdings, Ltd.	695,000	909,380
CSPC Pharmaceutical Group, Ltd.	686,000	568,877
Lijun International Pharmaceutical Holding Co., Ltd.	590,000	283,497
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. S Shares	79,000	75,050
Luye Pharma Group, Ltd.(b)	51,500	65,993
		3,112,941
Health Care Equipment & Supplies: 6.0%
Ginko International Co., Ltd.	60,000	808,692
St. Shine Optical Co., Ltd.	17,000	363,254
Pacific Hospital Supply Co., Ltd.	86,000	193,659
		1,365,605
Life Sciences Tools & Services: 2.9%
WuXi PharmaTech Cayman, Inc. ADR(b)	19,200	672,384
Total Health Care		5,150,930

INFORMATION TECHNOLOGY: 11.6%
Electronic Equipment, Instruments & Components: 9.0%
PAX Global Technology, Ltd.(b)	1,058,000	930,904
Sunny Optical Technology Group Co., Ltd.	625,000	925,897
Truly International Holdings, Ltd.	180,000	103,192
Digital China Holdings, Ltd.	109,000	97,373
China High Precision Automation Group, Ltd. (b),(c)	195,000	7,534
		2,064,900
Software: 1.4%
Kingsoft Corp., Ltd.	141,000	333,978

Internet Software & Services: 1.2%
Sina Corp.(b)	4,000	164,560
HC International, Inc.(b)	62,000	111,352
		275,912
Total Information Technology		2,674,790

FINANCIALS: 8.0%
Real Estate Management & Development: 6.8%
Franshion Properties China, Ltd.	2,776,000	675,152
KWG Property Holding, Ltd.	724,000	507,191
K Wah International Holdings, Ltd.	688,000	383,740
		1,566,083
Diversified Financial Services: 1.2%
Chailease Holding Co., Ltd.	109,890	266,963
Total Financials		1,833,046

UTILITIES: 6.0%
Gas Utilities: 6.0%
Towngas China Co., Ltd.	1,298,000	1,390,438
Total Utilities		1,390,438

ENERGY: 0.8%
Energy Equipment & Services: 0.8%
Hilong Holding, Ltd.	438,000	186,239
Total Energy		186,239

	Shares	Value
COMMON EQUITIES: (continued)
MATERIALS: 0.7%
Containers & Packaging: 0.7%
Greatview Aseptic Packaging Co., Ltd.	236,000	$155,006
Total Materials		155,006

CONSUMER STAPLES: 0.5%
Food Products: 0.5%
China Modern Dairy Holdings, Ltd.(b)	270,000	124,710
Total Consumer Staples		124,710

TOTAL INVESTMENTS: 97.1% (Cost $18,103,440(d))		22,338,229

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.9%		666,217

NET ASSETS: 100.0%		$23,004,446

(a)                                                         Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).

(b)                                                         Non-income producing security.

(c)                                                          Illiquid security.

(d)                                                         Cost for federal income tax purposes is $18,103,440 and net unrealized appreciation consists of:

Gross unrealized appreciation	$5,679,272
Gross unrealized depreciation	(1,444,483)
Net unrealized appreciation	$4,234,789

ADR                                             American Depositary Receipt

ADS                                               American Depositary Share

See accompanying notes to schedules of investments.

Matthews Asia Science and Technology Fund	September 30, 2014
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 96.2%
CHINA/HONG KONG: 38.6%
Baidu, Inc. ADR(b)	84,100	$18,353,143
Alibaba Group Holding, Ltd. ADR(b)	88,100	7,827,685
WuXi PharmaTech Cayman, Inc. ADR(b)	131,500	4,605,130
51job, Inc. ADR(b)	127,718	3,822,600
CITIC Telecom International Holdings, Ltd.	8,416,000	3,153,610
NetEase, Inc. ADR	36,600	3,135,156
Airtac International Group	379,220	3,060,488
Pacific Online, Ltd.	5,577,000	2,994,477
Sunny Optical Technology Group Co., Ltd.	1,929,000	2,857,689
PAX Global Technology, Ltd.(b)	3,203,000	2,818,227
Hollysys Automation Technologies, Ltd.(b)	118,400	2,662,816
Lenovo Group, Ltd.	1,614,000	2,404,042
New Oriental Education & Technology Group, Inc. ADR (b)	103,602	2,403,566
Ctrip.com International, Ltd. ADR(b)	41,100	2,332,836
Luye Pharma Group, Ltd.(b)	1,766,000	2,262,980
JD.com, Inc. ADR(b)	73,200	1,890,024
Jumei International Holding, Ltd. ADR(b)	79,900	1,876,052
Tuniu Corp. ADR(b)	87,800	1,505,770
58.com, Inc. ADR(b)	28,700	1,069,075
Total China/Hong Kong		71,035,366

JAPAN: 16.3%
Murata Manufacturing Co., Ltd.	37,500	4,263,734
Hoya Corp.	112,800	3,788,969
Asahi Intecc Co., Ltd.	80,300	3,675,459
SoftBank Corp.	49,500	3,470,303
FANUC Corp.	17,900	3,233,180
Hitachi, Ltd.	414,000	3,161,386
Olympus Corp.(b)	87,300	3,132,213
Keyence Corp.	6,500	2,824,915
THK Co., Ltd.	98,900	2,461,792
Total Japan		30,011,951

SOUTH KOREA: 11.0%
Samsung Electronics Co., Ltd.	4,314	4,840,347
SK Hynix, Inc.(b)	105,434	4,670,968
Naver Corp.	5,348	4,089,871
SK Telecom Co., Ltd. ADR	107,700	3,267,618
SaraminHR Co., Ltd.	197,138	1,952,231
Bixolon Co., Ltd.	143,225	1,418,338
Total South Korea		20,239,373

TAIWAN: 10.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,371,933	5,412,053
PChome Online, Inc.	407,174	3,962,048
Delta Electronics, Inc.	560,000	3,534,575
MediaTek, Inc.	217,000	3,213,679
Ginko International Co., Ltd.	192,000	2,587,814
Largan Precision Co., Ltd.	20,000	1,433,291
Total Taiwan		20,143,460

INDIA: 9.7%
Info Edge India, Ltd.	438,367	6,039,613
Mindtree, Ltd.	210,506	4,016,349
Lupin, Ltd.	137,532	3,107,943
Ipca Laboratories, Ltd.	231,932	2,974,070
Just Dial, Ltd.	68,145	1,799,288
Total India		17,937,263

INDONESIA: 3.8%
PT XL Axiata	5,918,300	3,011,363
PT Astra Graphia	11,417,000	2,070,707
PT Tempo Scan Pacific	9,453,800	1,962,915
Total Indonesia		7,044,985

SINGAPORE: 1.8%
Singapore Telecommunications, Ltd.	1,099,000	3,273,654
Total Singapore		3,273,654

UNITED STATES: 1.6%
Cognizant Technology Solutions Corp. Class A(b)	67,100	3,004,067
Total United States		3,004,067

MALAYSIA: 1.3%
Silverlake Axis, Ltd.	2,329,000	2,364,235
Total Malaysia		2,364,235

THAILAND: 1.2%
Total Access Communications Public Co., Ltd. NVDR	684,500	2,216,577
Total Thailand		2,216,577

TOTAL COMMON EQUITIES (Cost $116,933,022)		177,270,931

PREFERRED EQUITIES: 1.6%
SOUTH KOREA: 1.6%
Samsung Electronics Co., Ltd., Pfd.	3,439	2,926,531
Total South Korea		2,926,531

TOTAL PREFERRED EQUITIES (Cost $2,944,662)		2,926,531

TOTAL INVESTMENTS: 97.8% (Cost $119,877,684(c))		180,197,462

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.2%		4,037,945

NET ASSETS: 100.0%		$184,235,407

(a)                                                         Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).

(b)                                                         Non-income producing security.

(c)                                                          Cost for federal income tax purposes is $120,115,362 and net unrealized appreciation consists of:

Gross unrealized appreciation	$62,601,273
Gross unrealized depreciation	(2,519,173)
Net unrealized appreciation	$60,082,100

ADR                                             American Depositary Receipt

NVDR                                    Non-voting Depositary Receipt

Pfd.                                                  Preferred

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (unaudited)

A. SECURITY VALUATION: The value of the Matthews Asia Funds’ (the “Trust”, each a “Fund”, collectively the “Funds”) securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Funds’ Board of Trustees (the “Board”). Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews International Capital Management, LLC (“Matthews”), in accordance with procedures established by the Funds’ Board. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Financial futures contracts traded on exchanges are valued at their settlement price. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”) subject to the Funds’ Pricing Policies. When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B. FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States (“U.S. GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Various inputs are used in determining the fair value of investments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Level 3 securities consisted of equities that, as of September 30, 2014, were suspended from trading or had not traded for a period of time and an international bond that trades in the over-the-counter market.  As described in Note A, these securities are valued based on their fair value as determined under the direction of the Board. The significant unobservable inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities.  Level 2 equity securities consist primarily of securities that have been fair valued by third-party pricing services (see Note A).

The summary of inputs used to determine the fair valuation of the Fund’s investments and derivative financial instruments as of September 30, 2014 is as follows:

	Matthews Asia	Matthews Asian
	Strategic	Growth and	Matthews Asia	Matthews Asia	Matthews Asia
	Income Fund	Income Fund	Dividend Fund	Focus Fund	Growth Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Australia	$—	$216,349,527	$239,142,385	$1,190,192	$22,261,115
China/Hong Kong	—	494,859,322	625,466,837	2,538,712	60,474,255
India	—	—	308,371,882	424,681	82,051,601
Indonesia	—	157,249,679	408,212,349	817,235	64,768,483
Japan	—	228,125,245	1,264,910,194	—	370,245,598
Malaysia	426,764	379,113,362	88,851,162	1,652,660	22,867,021
New Zealand	422,957	136,222,464	—	—	—
Philippines	451,897	74,699,409	54,385,825	—	35,554,607
Singapore	751,979	624,512,714	449,083,180	1,434,546	6,046,876
South Korea	—	301,927,532	208,511,514	578,957	13,273,955
Switzerland	—	—	—	497,494	—
Sri Lanka	—	—	—	—	42,457,088
Taiwan	—	186,351,544	265,778,397	489,160	26,521,005
Thailand	—	—	205,569,685	—	—
United Kingdom	—	71,963,511	—	344,223	—
United States	—	—	—	516,509	—
Vietnam	—	64,471,192	55,196,448	—	18,551,889
Preferred Equities:
South Korea	1,660,460	175,524,145	136,944,235	—	—
Warrants:
Sri Lanka	—	—	—	—	584,318
Level 2: Other Significant Observable Inputs
Foreign Government Obligations(a)	14,669,517	—	—	—	—
Non-Convertible Corporate Bonds(a)	37,209,695	—	—	—	—
Convertible Corporate Bonds(a)	6,063,437	421,228,287	—	—	—
Common Equities:
China/Hong Kong	1,010,194	651,352,507	665,383,848	2,160,768	66,877,599
Luxembourg	—	—	82,619,585	—	—
Thailand	555,127	252,130,824	—	860,959	14,942,992
Level 3: Significant Unobservable Inputs
Foreign Government Obligations(a)	1,034,058	—	—	—	—
Total Market Value of Investments	$64,256,085	$4,436,081,264	$5,058,427,526	$13,506,096	$847,478,402

(a)  Industry, countries, or security types are disclosed on the Schedule of Investments.

		Matthews Asia
		Strategic Income
		Fund
Derivative Financial Instruments(1)
Assets:
Level 1:	Quoted Prices
	Interest Rate Futures Contracts	$(22,031)
Liabilities:
Level 2:	Other Significant Observable Inputs
	Foreign Currency Exchange Contracts	(108,136)
Total Market Value of Derivative Financial Instruments		$(130,167)

(1) Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

						Matthews China
	Matthews China	Matthews	Matthews	Matthews	Matthews	Small Companies
	Dividend Fund	China Fund	India Fund	Japan Fund	Korea Fund	Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$19,859,784	$54,755,342	$81,454,324	$93,840,538	$50,463,370	$3,576,265
Consumer Staples	—	12,853,083	151,893,524	71,972,395	35,491,438	—
Energy	—	—	—	—	3,554,839	—
Financials	13,674,851	6,772,080	204,253,228	77,132,986	33,626,214	266,963
Health Care	9,341,485	38,738,758	52,871,344	67,249,956	6,019,359	3,088,412
Industrials	15,416,649	36,772,704	133,843,105	152,610,837	9,838,397	3,250,805
Information Technology	1,672,611	80,176,551	106,786,086	73,995,432	19,029,714	164,560
Materials	4,721,121	—	84,174,012	11,490,112	6,295,316	155,006
Telecommunication Services	7,444,363	17,783,625		11,378,388	11,944,386	—
Preferred Equities:
Consumer Discretionary		—		—	8,913,254
Consumer Staples	—	—		—	7,623,677	—
Energy	—	—		—	1,264,244	—
Financials	—	—		—	11,154,380	—
Information Technology	—	—		—	4,093,229	—
Materials	—	—		—	4,474,352	—
Level 2: Other Significant Observable Inputs
Common Equities:
Consumer Discretionary	17,999,884	102,919,772	—	—	—	1,844,792
Consumer Staples	8,474,846	80,654,328	—	—	—	124,710
Energy	5,683,771	59,093,799	—	—	—	186,239
Financials	4,956,561	189,687,533	—	—	—	1,566,083
Health Care	—	55,363,353	—	—	—	2,062,518
Industrials	13,494,704	87,924,418	—	—	—	1,296,189
Information Technology	3,162,537	129,387,928	—	—	—	2,502,696
Telecommunication Services	—	28,345,149	—	—	—	—
Utilities	5,414,770	64,264,587	—	—	—	1,390,438
Level 3: Significant Unobservable Inputs
Common Equities:
Industrials	4,464,637	—	—	—	—	855,019
Information Technology	2,225,651	—	—	—	—	7,534
Total Market Value of Investments	$138,008,225	$1,045,493,010	$815,275,623	$559,670,644	$213,786,169	$22,338,229

	Matthews	Matthews	Matthews Asia	Matthews Asia
	Pacific Tiger	Emerging Asia	Small Companies	Science and
	Fund	Fund	Fund	Technology Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Australia	$—	$1,286,860	$—	$—
Bangladesh	—	12,422,343	—	—
China/Hong Kong	536,727,144	6,291,248	54,988,149	56,807,321
India	1,633,352,689	15,496,418	104,288,869	17,937,263
Indonesia	651,953,331	6,609,862	59,054,112	7,044,985
Japan	—	—	—	30,011,951
Malaysia	313,550,261	1,256,564	36,750,489	2,364,235
Pakistan	—	9,897,756	—	—
Philippines	213,515,688	5,528,898	31,019,385	—
Singapore	147,853,661	1,516,595	46,837,497	3,273,654
South Korea	1,484,982,763	—	51,192,995	20,239,373
Sri Lanka	—	10,490,445	—	—
Switzerland	180,231,379	—	—	—
Taiwan	593,794,802	2,585,823	82,745,251	20,143,460
Thailand	123,685,721	—	964,392	2,216,577
United States	45,110,252	—	—	3,004,067
Vietnam	116,475,027	8,260,602	6,868,527	—
Preferred Equities:
South Korea	—	—	—	2,926,531
Rights:
Malaysia	—	—	—	—
Warrants:
Malaysia	10,832,567	—	79,215	—
Sri Lanka	—	29,463	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
Cambodia	—	1,363,772	—	—
China/Hong Kong	1,697,400,637	7,686,240	85,731,115	14,228,045
Japan	—	—	4,379,917	—
Thailand	325,306,967	2,178,758	49,672,646	—
Total Market Value of Investments	$8,074,772,889	$92,901,647	$614,572,559	$180,197,462

Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy (see Note B). Certain foreign securities may be fair valued by external pricing services when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable. Such fair valuations are typically categorized as Level 2 in the fair value hierarchy. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. At September 30, 2014, the Funds utilized third party pricing services to fair value certain markets which were different than markets which utilized third party pricing services at December 31, 2013. As a result, certain securities held by the Funds were transferred to Level 1 from Level 2 and certain securities held by the Funds were transferred to Level 2 from Level 1 with beginning of period values as follows:

	Transfer to Level 1 from Level 2	Transfer to Level 2 from Level 1
Matthews Asian Growth and Income Fund	$879,288,179	$—
Matthews Asia Dividend Fund	2,373,958,868	238,255,151
Matthews China Dividend Fund	20,408,890	16,000,115
Matthews Asia Focus Fund	1,575,983	—
Matthews Asia Growth Fund	428,223,727	18,633,202
Matthews Pacific Tiger Fund	2,293,297,320	—
Matthews Emerging Asia Fund	6,323,115	865,347
Matthews China Fund	62,476,919	—
Matthews Japan Fund	278,001,543	—
Matthews Korea Fund	130,966,333	—
Matthews Asia Small Companies Fund	82,643,985	9,493,963
Matthews China Small Companies Fund	1,770,339	1,169,924
Matthews Asia Science and Technology Fund	43,445,223	—

A reconciliation of Level 3 investments for which significant unobservable inputs were used to determine value are as follows:

	Matthews	Matthews	Matthews	Matthews	Matthews	Matthews
	Asia Strategic	Asia Small	China Small	China Small	China Dividend	China Dividend
	Income Fund	Companies Fund	Companies Fund	Companies Fund	Fund	Fund
				Common		Common
	Foreign	Common	Common	Equities -	Common	Equities -
	Government	Equities -	Equities -	Information	Equities -	Information
	Obligations	China	Industrials	Technology	Industrials	Technology
Balance as of 12/31/13 (market value)	$—	$514	$—	$7,544	$—	$—
Accrued discounts/premiums	—	—	—	—	—	—
Realized gain/(loss)	—	(6,985,011)	—	—	—	—
Change in unrealized (depreciation)	5,947	8,495,772	128,190	(10)	635,132	290,116
Purchases	1,028,111	—	211,661	—	—	1,935,535
Sales	—	(1,511,275)	—	—	—	—
Transfers in to Level 3*	—	—	515,168	—	3,829,505	—
Transfers out of Level 3*	—	—	—	—	—	—
Balance as of 9/30/14 (market value)	$1,034,058	$—	$855,019	$7,534	$4,464,637	$2,225,651

Net change in unrealized appreciation/depreciation on Level 3 investments held as of 9/30/14	$5,947	$—	$128,190	$(10)	$635,132	$290,116

*   The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Certain foreign securities, for which market quotations are not readily available, may be fair valued and classified as either Level 2 or Level 3. When the underlying inputs include significant observable inputs including evaluated prices from the Funds’ pricing vendors, day-on-day price changes, primary and ancillary pricing sources, and other available independent market indicators of value, the securities are classified as Level 2. When the underlying inputs include significant unobservable inputs and reflect assumptions of market participants, the securities are classified as Level 3. As of September 30, 2014, certain securities that were previously valued using significant observable inputs in the prior period were either suspended from trading or had not traded for a period of time. As a result, certain securities held by the Funds that were previously classified as Level 2 were transferred to Level 3.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of certain, material Level 3 investments:

	Value	Valuation Technique	Unobservable Input(1)	Range of Unobservatble Inputs

Matthews China Small Companies Fund
Assets:
Common Equity	$855,019.00	Closing Price Mulitplied by Proxy factor	Proxy factor	5%

(1) Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

C. DERIVATIVE FINANCIAL INSTRUMENTS

Matthews Asia Strategic Income Fund engages in derivative transactions for a variety of purposes, including managing interest rate, currency and credit exposure. In particular, the Fund may seek to take on currency exposure by using derivatives such as currency forwards, and the Fund may also employ a currency overlay strategy in an effort to enhance returns and moderate volatility. Derivative financial instruments and transactions in which the Fund may engage include financial futures contracts and forward foreign currency exchange contracts. The currency overlay strategy involves long and short positions on one or more currencies. As a result, the Fund’s exposure to a currency could exceed the value of the Fund’s assets and could be exposed to currency risk whether or not it holds a bond or other instrument denominated in that currency. The gross notional value of derivative financial instruments and transactions could exceed the value of the Fund’s net assets, although the net market value of these instruments and transactions, on a marked-to-market basis, at most times, is expected to be substantially lower. The primary risks associated with the use of derivative financial instruments are: (i) Matthews may not correctly predict the direction of currency exchange rates, interest rates, security prices, or other economic factors; (ii) Matthews may not correctly predict changes in the value of derivative financial instruments and related underlying instruments or assets, which may result in disproportionately increased losses and/or reduced opportunities for gains; (iii) imperfect correlation between the change in market value of the securities held by the Fund and the price of financial futures contracts; (iv) the lack of, or a reduction in the liquidity of, any secondary market for the instrument, and the resulting inability to close position (or exit the position) when desired; (v) losses, which are potentially unlimited, due to unanticipated market movements; (vi) the value of the instrument may change unfavorably due to movements in the value of the referenced foreign currencies; (vii) the Fund may suffer disproportionately heavy losses relative to the amount invested; (viii) changes in the value of the derivatives may not match or fully offset changes in the value of hedged or related portfolio securities, thereby failing to achieve the hedging or investment purpose for the derivative transaction; and (ix) the other party to the instrument may fail to fulfill its obligation.

Financial Futures Contracts: Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Fund agrees to receive from or pay an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

D. HOLDINGS OF 5% VOTING SHARES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the period ended September 30, 2014, the Funds below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Investments in affiliates:

A summary of transactions in securities of issuers affiliated with a Fund for the period ended September 30, 2014 is as follows:

	Shares Held at	Shares		Shares	Shares Held at	Value at
	Dec. 31, 2013	Purchased		Sold	September 30, 2014	September 30, 2014
MATTHEWS ASIAN GROWTH AND INCOME FUND

Name of Issuer:
CITIC Telecom International Holdings, Ltd.	191,298,250	—		—	191,298,250	$71,682,527
Vitasoy International Holdings, Ltd.††	51,771,000	—		—	51,771,000	—
Total Affiliates						$71,682,527

MATTHEWS ASIA DIVIDEND FUND

Name of Issuer:
Ansell, Ltd.††	9,815,000	—		4,742,915	5,072,085	$—
Ascendas India Trust	55,065,000	—		—	55,065,000	33,452,516
Breville Group, Ltd.	8,427,453	1,674,868		250,000	9,852,321	60,469,590
CapitaRetail China Trust, REIT	50,392,400	1,787,000		—	52,179,400	64,217,024
EPS Corp.††	29,184	2,136,717	†	2,165,901	—	—
Greatview Aseptic Packaging Co., Ltd.	107,945,000	—		—	107,945,000	70,898,923
Jiangsu Expressway Co., Ltd. H Shares††	75,782,000	—		34,142,000	41,640,000	—
Johnson Health Tech Co., Ltd.††	17,014,539	1,442,500	†	18,457,039	—	—
Minth Group, Ltd.	59,807,000	1,960,000		500,000	61,267,000	118,319,570
Pigeon Corp.	3,003,600	—		625,800	2,377,800	134,635,405
Primary Health Care, Ltd.††	31,495,465	—		7,372,493	24,122,972	—
Springland International Holdings, Ltd.	115,950,000	23,221,000		—	139,171,000	52,663,664
St. Shine Optical Co., Ltd.	1,911,000	763,000		—	2,674,000	57,137,691
Xingda International Holdings, Ltd. H Shares	104,704,000	—		17,563,000	87,141,000	29,964,065
Yuexiu Transport Infrastructure, Ltd.	110,490,000	—		—	110,490,000	67,874,756
Total Affiliates						$689,633,204

MATTHEWS PACIFIC TIGER FUND

Name of Issuer:
Cheil Worldwide, Inc.	6,561,880	183,560		500,000	6,245,440	$132,277,265
Digital China Holdings, Ltd.	61,422,000	—		2,000,000	59,422,000	53,083,467
Dongbu Insurance Co., Ltd.	3,950,500	—		—	3,950,500	222,747,927
Green Cross Corp.	967,499	41,156		—	1,008,655	121,870,185
Hyflux, Ltd.	65,284,280	—		—	65,284,280	53,989,900
MegaStudy Co., Ltd.††	396,412	—		320,000	76,412	—
Sinopharm Group Co., Ltd. H Shares	43,788,000	10,575,200		—	54,363,200	198,625,252
Synnex Technology International Corp.	84,022,354	12,543,000		—	96,565,354	133,327,138
Tata Power Co., Ltd.	126,160,510	31,634,926		—	157,795,436	212,190,916
Total Affiliates						$1,128,112,050

MATTHEWS CHINA FUND

Name of Issuer:
Lianhua Supermarket Holdings Co., Ltd. H Shares ††	20,198,800	—		20,198,800	—	$—
Total Affiliates						$—

MATTHEWS ASIA SMALL COMPANIES FUND

Name of Issuer:
SaraminHR Co., Ltd.	518,098	164,336		—	682,434	$6,758,053
Total Affiliates						$6,758,053

† Includes stock split during the period.

†† Issuer was not an affiliated company as of September 30, 2014.

E. FEDERAL INCOME TAX INFORMATION

Under current tax law, the Funds have elected to defer certain qualified late-year losses recognize such losses in the year ending December 31, 2014.

Late Year
Losses*
Matthews Asian Growth and Income Fund	$11,672,091
Matthews Asia Dividend Fund	7,621,098
Matthews China Dividend Fund	111,857
Matthews Asia Focus Fund	298
Matthews Pacific Tiger Fund	293,175
Matthews Emerging Asia Fund	1,820
Matthews China Fund	1,650
Matthews India Fund	18,353
Matthews Japan Fund	125,910
Matthews Korea Fund	6,628
Matthews Asia Small Companies Fund	17,537
Matthews Asia Science and Technology Fund	843,478

* The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.

For federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 2013, which expire in year indicated, which are available to offset future capital gains, if any:

			Amount With No Expiration*
			Short-term	Long-term
LOSSES DEFERRED EXPIRING IN:	2016	2017	Losses	Losses	Total
Matthews Asia Strategic Income Fund	$—	$—	$580,659	$11,163	$591,822
Matthews Asia Dividend Fund	—	—	65,194,157	149,030,843	214,225,000
Matthews China Dividend Fund	—	—	1,304,904	—	1,304,904
Matthews Asia Focus Fund	—	—	41,670	—	41,670
Matthews Asia Growth Fund	—	42,179,332	—	—	42,179,332
Matthews Emerging Asia Fund	—	—	113,563	—	113,563
Matthews Japan Fund	20,174,094	44,032,426	—	—	64,206,520
Matthews Asia Small Companies Fund	—	—	5,977,959	2,285,670	8,263,629
Matthews China Small Companies Fund	—	—	912,595	413,040	1,325,635
Matthews Asia Science and Technology Fund	—	4,165,322	—	—	4,165,322

* Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	November 26, 2014

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	November 26, 2014

* Print the name and title of each signing officer under his or her signature.